Vanguard® Ultra-Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (5.7%)
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	2.350%	2/6/25	12,245	12,245
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/28	1,347	1,407
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/26	3,376	3,473
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	2/1/25	2,010	2,010
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/26	1,060	1,064
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	10,085	10,103
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	683
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,345	1,385
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,780	1,850
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,300	1,365
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,835	3,005
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	251
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/25	175	176
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/25	2,795	2,812
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/25	300	302
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/25	225	228
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/26	275	280
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/26	1,805	1,843
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/26	1,000	1,025
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/26	2,000	2,040
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	500	510
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	2,000	2,045
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,329
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/26	2,785	2,851
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/26	1,145	1,171
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/26	415	426
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/26	1,850	1,903
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/27	150	155
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/27	1,300	1,347
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/27	1,150	1,197
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/27	1,700	1,756
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	450	465
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	3,190	3,293
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,339
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/27	3,000	3,119
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/27	1,095	1,133
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/27	555	578
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/27	1,170	1,221
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/28	510	534
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/28	3,070	3,218
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/28	1,000	1,056
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/28	1,825	1,906
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	500	522
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	1,810	1,888
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/28	1,265	1,322
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/28	550	579
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/28	1,280	1,349
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	500	526
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	1,970	2,074
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/29	1,060	1,118
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.7) PUT	4.000%	12/1/26	88,080	88,342
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8)	4.000%	12/1/25	2,975	2,979
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8)	4.000%	12/1/26	3,095	3,099
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8)	4.000%	12/1/27	3,220	3,225
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.8) PUT	4.000%	12/1/29	215	212
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/26	1,800	1,833
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	52,810	54,528
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	7,800	8,233
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	2,100	2,225

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	990	992
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	80,885	81,195
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	758
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	816
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	63,325	63,584
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	115,035	115,377
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.600%	10/1/52	38,025	37,019
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	46,110	46,591
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	47,740	47,791
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	15	15
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/26	240	246
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/27	250	258
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/27	255	264
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/28	1,300	1,371
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/28	475	494
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/28	1,300	1,380
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/28	600	627
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/29	900	962
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/29	525	551
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/29	350	377
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/29	625	659
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	538
	Jefferson County AL Sewer Revenue	5.000%	10/1/26	1,750	1,800
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	111,255	111,537
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.300%	3/12/26	10,110	10,126
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	5,600	5,634
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/25	2,315	2,320
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/26	1,140	1,160
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/27	1,640	1,691
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/25	620	622
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/25	355	359
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/26	400	407
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/26	420	430
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/27	1,250	1,287
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/27	600	621
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/28	1,250	1,299
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/28	610	637
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/29	200	208
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/26	1,000	1,025
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/27	1,000	1,038
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	562
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	856
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	2,520	2,525
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	755
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.000%	12/1/26	1,050	1,076
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,067
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	200	213
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	11,420	11,847
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/25	170	171
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/26	185	189
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/27	1,000	1,034
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/27	330	343
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/28	1,200	1,256
	University of South Carolina College & University Revenue	5.000%	4/1/26	2,250	2,303
	University of South Carolina College & University Revenue	5.000%	4/1/27	2,000	2,084
[4]	University of South Carolina College & University Revenue	5.000%	4/1/28	3,510	3,720
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/28	6,360	6,408
					842,628
Alaska (0.2%)
	Alaska GO	5.000%	8/1/26	750	775
[5]	Alaska GO	5.000%	8/1/26	2,335	2,392
[5]	Alaska GO	5.000%	8/1/27	1,000	1,043
	Alaska GO	5.000%	8/1/28	2,020	2,162
[5]	Alaska GO	5.000%	8/1/28	1,000	1,059
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	220	221
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/25	275	280
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/26	345	354

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	465	482
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/27	1,250	1,317
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/28	1,000	1,062
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/28	1,225	1,311
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/25	1,870	1,875
	Borough of Matanuska-Susitna AK Lease (Appropriation) Revenue	5.250%	9/1/29	1,000	1,012
	Municipality of Anchorage AK GO	5.000%	9/1/26	2,600	2,683
	Municipality of Anchorage AK GO	5.000%	9/1/26	1,060	1,094
	Municipality of Anchorage AK GO	5.000%	9/1/27	2,730	2,876
	Municipality of Anchorage AK GO	5.000%	9/1/27	2,220	2,339
	North Slope Borough AK GO	5.000%	6/30/25	2,000	2,017
	North Slope Borough AK GO	5.000%	6/30/26	1,030	1,060
					27,414
Arizona (1.7%)
	Arizona COP	5.000%	10/1/25	1,870	1,873
[1,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.450%	2/6/25	5,510	5,510
[1,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.450%	2/6/25	3,890	3,890
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.500%	1/1/46	3,850	3,804
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	2.500%	11/4/25	1,370	1,368
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	2.500%	11/4/25	150	149
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,915	9,390
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	3,000	3,213
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/32	245	251
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/25	1,160	1,160
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/25	215	215
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/27	1,250	1,244
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/27	230	229
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,069
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,217
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/26	2,638	2,709
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/26	5,926	6,097
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,507
[1]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	2.200%	2/3/25	22,993	22,993
[1,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	77
[1,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	58
[1,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	58
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/25	3,605	3,636
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/26	14,800	15,221
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/27	7,550	7,884
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	173
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	120
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	12,475	12,597
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	930	930
[1,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	10,400	10,400
[1,6]	Glendale Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/6/25	11,945	11,945
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,105	3,156
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,775	1,839
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,556
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,510	1,590
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,105	1,181
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,715	1,859
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,000	1,032
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,800	6,945
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	11,000	11,625
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	3,190	3,468
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,530	2,402
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	1,445	1,372
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	1,815	1,841
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/25	650	639
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/28	1,025	934
	Mesa AZ GO	5.000%	7/1/25	5,440	5,489
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/25	5,100	5,145
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/27	1,920	1,911
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	3,750	3,752
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	1,885	1,969
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	2,300	2,421

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	4,000	4,213
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/28	5,655	6,055
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/25	315	314
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/26	325	324
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	4,150	4,207
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	1,525	1,571
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/25	275	275
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/29	380	379
[4]	University of Arizona College & University Revenue	5.000%	8/1/27	3,750	3,948
[4]	University of Arizona College & University Revenue	5.000%	8/1/28	2,250	2,411
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.700%	3/2/25	11,500	11,500
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,158
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,248
					256,716
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	500	500
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,055	2,056
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	500	504
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	745	745
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	765	784
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	750	775
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,569
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	3,380	3,437
[8]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/27	350	351
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	562
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,990	2,005
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	100	100
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	225	230
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,460
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	2,425	2,507
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,030	1,082
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/28	1,310	1,396
					20,063
California (7.2%)
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	9,230	9,213
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	5,985	5,981
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	575	571
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	3,240	3,230
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	1,675	1,599
[6]	Bay Area Toll Authority Highway Revenue VRDO	1.000%	2/6/25	36,795	36,795
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.550%	4/1/56	10,500	10,382
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.660%	4/1/56	9,000	8,878
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.700%	4/1/56	6,225	6,202
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.500%	4/1/36	13,230	13,317
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/25	845	845
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	903
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,655	1,666
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,262
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	315	318
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	300	304
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,045
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/25	1,280	1,295
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/26	1,105	1,131
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/27	875	907
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	900	936
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	8,120	8,482
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/27	975	1,008
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/28	1,640	1,713
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,560	1,639
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	3,635	3,840
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/28	1,215	1,267
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	8,550	9,138
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	50,985	51,135
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	26,070	27,326
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	6,140	6,139
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	50,370	53,180
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,125	1,147
	California GO	5.000%	8/1/27	3,250	3,431
	California GO	5.000%	8/1/27	12,090	12,765

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/27	10,000	10,558
	California GO	5.000%	9/1/27	9,795	10,359
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	600	601
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	690	694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	455	458
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,655	1,656
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	7,625	7,625
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,240	5,605
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,116
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,980	5,020
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,480	3,612
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	6,675	6,916
[1,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.350%	2/6/25	8,490	8,490
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.650%	2/5/25	5,000	5,000
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	2,685	2,704
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	25,000	25,772
[2]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.150%	8/1/72	21,535	21,512
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	5,000	5,007
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.950%	12/1/50	5,875	5,851
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,595	2,672
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,365	1,426
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,430	1,515
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,505
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/28	2,170	2,301
[1,6]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	2.150%	2/3/25	8,475	8,475
[1]	California Municipal Finance Authority Multi Family Local or Guaranteed Housing Revenue TOB VRDO	2.150%	2/3/25	12,060	12,060
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,258
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	700	714
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	500	502
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	12,000	12,897
	California State University College & University Revenue PUT	0.550%	11/1/26	8,185	7,729
	California State University College & University Revenue PUT	3.125%	11/1/26	3,000	2,998
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	1,000	1,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,085	1,114
[1,6]	California Statewide Communities Development Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	1.750%	2/3/25	3,400	3,400
	Cerritos Community College District GO	0.000%	8/1/26	2,150	2,057
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/26	95,350	95,417
	Fresno Unified School District GO	2.000%	8/1/25	700	696
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	4,225	4,235
	Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/26	745	747
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	5,930	5,937
[1,6]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	2.650%	2/6/25	5,860	5,860
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	50	50
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	355	357
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,530	2,577
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	13,105	13,364
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	625	637
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	275	280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	700	713
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	3,200	3,260
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	350	357
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,615	2,667
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,120	1,142
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,215	4,298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,750	2,804
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/27	170	173
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	930	965
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	235	244
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	230	239
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	965	1,001
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	845	855
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	125	130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	225	233
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	115	118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,100	1,141
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	190	197

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	665	690
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	825	856
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	400	411
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	750	778
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	575	597
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	525	545
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	850	894
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	275	289
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,670	1,756
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	555	580
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	90	95
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	130	134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	940	989
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	575	605
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	180	189
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	535	551
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	510	536
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,160	1,235
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	620	660
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,075	1,145
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	255	272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	280	287
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	415	429
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	825	860
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	105	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	230	243
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	470	497
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	140	144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	65	69
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	120	128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	405	431
[1,6]	Los Angeles Department of Water & Power Water Revenue TOB VRDO	2.750%	2/3/25	3,000	3,000
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	500	510
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	300	306
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	765	781
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,325	1,351
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	1,525	1,549
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	500	519
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	100	104
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	870	904
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	975	1,013
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	775	788
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	1,640	1,728
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	110	112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	255	258
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	715	763
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	40	42
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	105	115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	90	99
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	470	522
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/3/25	7,463	7,463
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/3/25	6,430	6,430
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.250%	2/6/25	4,015	4,015
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.500%	2/6/25	2,338	2,338
[6]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	1.100%	2/6/25	2,255	2,255
[9]	North Orange County CA Community College District GO	0.000%	8/1/26	3,000	2,874
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/25	655	660
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/26	500	511
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/27	735	761
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/28	1,500	1,570
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/29	1,625	1,717
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.700%	2/3/25	22,100	22,100
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.280%	2/6/25	25,000	25,000
	Palomar Health COP	5.000%	11/1/25	350	352
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,600	1,573
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/25	5,000	5,057
	Poway Unified School District GO	5.000%	8/1/27	1,425	1,431
	Romoland School District Special Tax Revenue	5.000%	9/1/26	1,655	1,670
	Roseville CA Special Tax Revenue	5.000%	9/1/27	1,000	1,009

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	50
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,516
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	3,957
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	6,850	7,012
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	500	506
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	405	410
[6]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.100%	2/5/25	6,840	6,840
[1,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.570%	2/6/25	18,251	18,251
[1,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.570%	2/6/25	31,210	31,210
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	2,000	1,864
	San Francisco Community College District GO	5.000%	6/15/29	3,015	3,040
[9]	San Mateo Union High School District GO	0.000%	9/1/26	2,000	1,911
[9]	San Ysidro School District GO	0.000%	8/1/27	100	92
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	170	176
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	555	572
[9]	Santa Monica Community College District GO	0.000%	8/1/25	1,380	1,357
	Santa Monica Community College District GO	0.000%	8/1/26	1,000	952
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	1,610	1,676
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/28	1,935	2,033
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	15,050	14,868
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/25	150	151
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/26	500	511
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	500	516
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,000	1,043
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	1,000	1,053
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/26	520	531
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/27	110	115
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/26	295	301
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/27	1,520	1,582
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	70	75
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/28	105	111
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	115	116
[9]	Stanislaus County Modesto Elementary School District GO	0.000%	8/1/25	1,945	1,915
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,355	3,463
	University of California College & University Revenue	5.000%	5/15/26	10,000	10,296
[5]	University of California College & University Revenue	5.000%	5/15/26	11,380	11,718
[5]	University of California College & University Revenue	5.000%	5/15/27	50,175	52,825
[5]	University of California College & University Revenue	5.000%	5/15/29	35,530	38,885
[5]	University of California College & University Revenue	5.000%	5/15/30	35,755	39,818
	University of California College & University Revenue VRDO	0.760%	2/6/25	16,000	16,000
	University of California College & University Revenue VRDO	1.200%	2/6/25	40,000	40,000
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	504
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	200	209
					1,072,192
Colorado (1.8%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,803
[10]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/26	1,185	1,220
[10]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/28	1,000	1,060
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	1,685	1,675
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/29	5,845	5,858
	Colorado COP	5.000%	11/1/27	1,115	1,179
	Colorado COP	5.000%	11/1/28	1,310	1,409
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	769
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,700	1,716
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	461
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,205	1,248
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	715	751
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	27,000	29,215
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/25	190	192
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/27	1,075	1,120
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	5.000%	5/15/26	2,000	2,050
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,600	4,608
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	9,075	9,216
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	5,055	5,165

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	27,315	28,076
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	11,695	12,086
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	17,675	18,740
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,420	11,122
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.800%	5/15/61	10,420	10,378
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,403
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/27	750	747
[1,6]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	8,900	8,900
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	3.120%	12/1/25	4,710	4,710
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/26	500	517
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/28	500	533
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/29	465	503
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/30	280	305
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/31	515	566
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/27	750	795
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/28	3,605	3,685
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,000	3,084
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.665%	9/1/39	12,530	12,546
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/28	1,000	1,006
[4]	Johnstown CO Water Revenue	5.000%	12/1/27	500	529
[4]	Johnstown CO Water Revenue	5.000%	12/1/28	775	833
[1,6]	Pueblo County CO COP TOB VRDO	2.350%	2/6/25	15,000	15,000
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	349
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	530	559
	University of Colorado College & University Revenue	5.000%	10/1/28	35,580	38,177
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	7,995	7,911
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	3,960	3,858
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	519
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	528
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	600	643
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/25	250	254
[1]	Westminster CO Water & Wastewater Utility Water Revenue TOB VRDO	2.050%	2/3/25	8,595	8,595
					270,172
Connecticut (2.1%)
	Bridgeport CT GO	5.000%	8/15/27	4,485	4,701
	Connecticut GO	5.000%	8/1/25	3,665	3,707
	Connecticut GO	5.000%	8/1/26	1,000	1,034
	Connecticut GO	5.000%	9/15/26	595	617
	Connecticut GO	5.000%	1/15/27	2,240	2,337
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.400%	5/15/25	250	247
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.450%	11/15/25	350	342
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	500	475
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	172
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,189
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/27	825	825
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/27	7,215	7,227
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,028
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,930	3,967
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	30,215	31,802
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	390
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	300	309
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	22,605	22,590
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	24,825	24,808
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,700	17,688
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	26,575	26,474
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	11,585	11,540
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	4,815	4,736
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	680	681
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	739
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	850	855
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	6,035	6,479
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.150%	2/5/25	75,000	75,000
[1]	Danbury CT BAN GO	5.000%	2/24/25	32,500	32,536
	New Haven CT GO	5.000%	8/1/25	500	505
[4]	New Haven CT GO	5.000%	8/1/26	700	720

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Haven CT GO	5.000%	8/1/27	500	525
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	18,090	18,016
	University of Connecticut College & University Revenue	5.000%	8/15/25	3,835	3,881
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	751
	Washington CT BAN GO	4.000%	4/2/25	2,370	2,373
					315,266
Delaware (0.1%)
[1]	Delaware State Economic Development Authority Charter School Aid Revenue (Odyssey Charter School Inc. Project), Prere.	7.000%	3/3/25	10,000	10,033
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	8,070	7,920
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,935	2,881
					20,834
District of Columbia (1.1%)
	District of Columbia College & University Revenue	5.000%	4/1/30	1,530	1,579
	District of Columbia GO	5.000%	6/1/27	725	730
	District of Columbia GO, Prere.	5.000%	6/1/25	2,410	2,426
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/28	1,702	1,785
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,849
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	5,545	5,550
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	7,580	7,566
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,120	17,368
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,785	2,823
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,060	5,129
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,366
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	3,079	3,207
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/28	1,775	1,856
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	16,450	16,838
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/30	1,580	1,616
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	5,600	5,574
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	2.370%	2/6/25	18,302	18,302
[1,3]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	2.370%	2/6/25	5,455	5,455
[1,6]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	2.370%	2/6/25	32,950	32,950
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/26	1,500	1,547
					155,516
Florida (3.2%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	239
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,450	1,491
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,352
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,780	1,785
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,270	1,297
[1]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	3,750	3,750
[3]	Broward County FL School District COP	5.000%	7/1/27	1,740	1,754
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,475	1,475
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/27	1,875	1,869
[1,6]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.400%	2/7/25	7,718	7,718
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,500	1,513
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/25	750	747
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/26	400	403
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/27	990	997
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	400	412
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	475	499
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	500	534
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	450	489
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	815	885
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	2.400%	2/6/25	7,045	7,045
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	1,000	1,031
	Clay County FL Sales Tax Revenue	5.000%	10/1/27	1,640	1,727
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	1,000	1,062
[3]	Duval County Public Schools COP	5.000%	7/1/25	1,650	1,665
[3]	Duval County Public Schools COP	5.000%	7/1/26	2,150	2,215
[3]	Duval County Public Schools COP	5.000%	7/1/27	3,180	3,333
	Escambia County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.800%	6/1/26	5,000	5,018
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	650	681
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	375	399
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/29	500	539
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	875	876
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	225

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/25	110	110
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	555
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/31	345	345
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	215	215
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	220	220
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	645	666
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,375	1,347
[1,6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	1.890%	2/3/25	13,000	13,000
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	590	595
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Flagier College Inc. Project)	5.000%	11/1/27	1,095	1,118
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	415	423
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/27	1,005	1,057
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,060	3,073
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	5,300	5,377
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,225	2,264
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/27	4,530	4,557
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/28	4,200	4,190
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	35,080	35,133
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	15,720	16,029
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	19,685	20,235
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	13,155	13,511
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,685	1,735
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	1,295	1,332
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,110	1,140
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/30	1,500	1,500
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	127
[3]	Hernando County School District COP	5.000%	7/1/28	2,000	2,059
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	15,245	16,604
[6]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/25	1,975	1,975
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	3,295	3,319
	Jacksonville FL General Fund Revenue	5.000%	10/1/26	2,000	2,071
	Jacksonville FL General Fund Revenue	5.000%	10/1/27	1,000	1,055
	Jacksonville FL General Fund Revenue	5.000%	10/1/28	1,400	1,503
[10]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	6,000	6,336
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,000	1,071
[10]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	5,965	6,411
[1,5]	JEA Water & Sewer System Water Revenue TOB VRDO	1.000%	2/7/25	6,015	6,015
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	20
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	230	231
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	1,440	1,445
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	250	251
	Lee County FL IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	2,000	2,022
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,250
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/30	2,650	2,743
[1]	Melbourne FL Water Revenue TOB VRDO	2.350%	2/6/25	5,000	5,000
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/27	1,000	1,004
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/25	1,000	1,002
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/26	1,000	1,024
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/27	1,000	1,045
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,690	2,694
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/26	3,445	3,550
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,620	3,804
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/28	1,900	2,032
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,026
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,165	1,171
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,000	2,011
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/27	1,035	1,081
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,400	2,481
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	4,260	4,529
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/28	1,205	1,210
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,515
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,641
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,070
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	6,750	6,764
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/26	25,665	25,529
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/26	1,000	1,000

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/28	8,060	8,035
	Miami-Dade County School Board COP	5.000%	5/1/26	1,000	1,005
	Miami-Dade County School Board COP	5.000%	8/1/27	155	159
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/28	1,195	1,196
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/25	1,340	1,346
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/26	1,395	1,434
[10]	Okaloosa County School Board COP	5.000%	10/1/26	850	881
[10]	Okaloosa County School Board COP	5.000%	10/1/27	1,000	1,055
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,920	1,932
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	350	357
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	625	647
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	650	680
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,285	2,361
[6]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.240%	2/6/25	2,610	2,610
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/27	18,370	18,357
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/28	10,915	10,882
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	2,465	2,212
	Orlando Utilities Commission Multiple Utility Revenue VRDO	2.740%	2/5/25	30,810	30,810
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	565	570
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	240
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	245	246
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	150
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/28	425	444
[1,6]	Palm Beach County Health Facilities Authority Revenue TOB VRDO	2.600%	2/6/25	19,400	19,400
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,319
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/31	145	145
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/25	2,430	2,461
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/26	865	894
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	905	953
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/28	950	1,017
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/27	4,650	4,639
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,669
[3]	Santa Rosa County School Board COP	5.000%	2/1/27	1,010	1,049
[3]	Santa Rosa County School Board COP	5.000%	2/1/28	1,000	1,055
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/25	3,575	3,628
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/26	1,550	1,607
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/27	1,700	1,796
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.350%	2/6/25	12,000	12,000
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/26	200	197
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/25	120	120
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/28	250	246
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/29	255	251
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,310	1,369
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,434
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/25	395	392
[1,6]	St. Johns County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.600%	2/6/25	5,760	5,760
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	1,310	1,357
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	250	244
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	504
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/26	535	537
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/30	795	795
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/31	1,190	1,191
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/29	935	989
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/30	425	453
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/31	1,230	1,322
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	765	762
					479,607
Georgia (3.2%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,950	2,980
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,145
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,322
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,486
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,667
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,261
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,600
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartments Project) PUT	3.375%	5/1/25	9,898	9,898

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,440	9,672
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/28	1,250	1,251
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/28	10,000	10,026
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,350	2,306
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,050	2,014
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/29	7,500	7,448
	Bartow County Development Authority Electric Power & Light Revenue PUT	2.875%	8/19/25	1,855	1,849
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	9,555	9,772
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.875%	8/19/25	505	503
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,620
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/26	2,270	2,290
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/26	7,295	7,359
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	1,620	1,625
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	1,905	1,911
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/28	3,345	3,398
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/29	3,640	3,628
[5]	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	7,365	7,359
[5]	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	8,705	8,698
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,148
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,057
[1,6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.350%	2/6/25	4,135	4,135
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	7,485	7,625
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	8,165	8,634
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/26	1,820	1,877
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/27	4,135	4,333
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/28	1,750	1,862
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/27	1,530	1,537
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/26	300	308
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/28	325	342
[1,6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.350%	2/6/25	5,835	5,835
[1,6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.350%	2/6/25	7,500	7,500
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	470	469
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	765	762
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	800	797
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,860	1,894
	Georgia GO	4.000%	2/1/26	5,140	5,145
	Georgia GO	4.000%	2/1/31	2,735	2,736
	Georgia GO	4.000%	2/1/31	2,000	2,015
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,000	1,018
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/27	600	622
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	315	332
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	202
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	154
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	350	367
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	195	208
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	8,140	8,332
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	6,500	6,615
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	2,000	2,075
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	155	164
[1,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.360%	2/6/25	13,675	13,675
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,650	1,657
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/27	8,643	9,005
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/27	822	856
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	400	400
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	525	526

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/25	10	10
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	1,000	1,005
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	700	703
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,536
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	375	378
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	252
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	325	328
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,507
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	550	556
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	1,000	1,012
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	2,600	2,630
[5]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	500	506
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	530	539
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	351
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/26	1,100	1,121
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	600	614
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	285	292
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	275	281
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,218
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	1,000	1,026
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	875	897
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	2,900	2,974
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	1,000	1,031
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	639
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	1,250	1,288
[5]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	250	258
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	850	882
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	519
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	519
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,570	1,588
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	3,140	3,177
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,700	1,761
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,000	1,036
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	2,800	2,901
[5]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	665	691
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	650	678
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	700	731
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,665	1,732
[5]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	535	558
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	2,045	2,138
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	580	610
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	1,250	1,307
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	2,225	2,326
[5]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	750	787
[5]	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/29	500	526
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	280	295
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	98,150	98,399
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	37,680	38,151
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	31,420	31,476
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	10,385	10,769
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	1,000	997
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	2,500	2,521
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	2,200	2,218
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,008
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,008
[5]	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/30	3,170	3,167
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	1,000	1,010
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/27	1,000	1,051
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,472
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	3,000	3,255
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	3,000	3,291
	South Regional Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	1,150	1,161
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/28	828	864
					477,839

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam (0.1%)
	Guam Department of Education COP	3.625%	2/1/25	215	215
	Guam Income Tax Revenue	5.000%	12/1/26	1,500	1,539
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	350	354
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	300	304
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	950	988
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	575	602
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,328
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	1,962
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,797
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	450	469
					11,558
Hawaii (0.5%)
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.700%	7/1/39	6,240	6,240
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.700%	7/1/39	1,620	1,620
	Hawaii GO	5.000%	10/1/27	1,000	1,036
	Hawaii GO	4.000%	4/1/29	3,300	3,338
	Hawaii GO	5.000%	10/1/29	1,250	1,294
	Hawaii GO	5.000%	10/1/29	2,575	2,715
	Hawaii GO	4.000%	10/1/30	1,000	1,013
	Hawaii GO	4.000%	8/1/32	8,500	8,502
	Hawaii GO	4.000%	8/1/33	4,655	4,656
	Hawaii GO	4.000%	8/1/34	4,060	4,060
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/27	21,735	21,686
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,043
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/25	10,000	10,018
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	3,480	3,555
					72,776
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/27	1,000	1,000
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/28	1,530	1,530
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,009
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (Partners in Healthcare Project)	4.500%	11/1/26	570	568
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	2,250	2,254
[5]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.550%	5/1/25	8,745	8,745
					15,106
Illinois (6.2%)
[3]	Bolingbrook IL GO	5.000%	1/1/29	1,750	1,844
[9]	Chicago Board of Education GO	0.000%	12/1/25	3,305	3,204
[9]	Chicago Board of Education GO	0.000%	12/1/25	3,135	3,039
	Chicago Board of Education GO	0.000%	12/1/25	6,600	6,393
[9,11]	Chicago Board of Education GO	0.000%	12/1/25	275	267
	Chicago Board of Education GO	5.000%	12/1/25	11,720	11,778
	Chicago Board of Education GO	5.000%	12/1/25	6,480	6,512
[12]	Chicago Board of Education GO	5.500%	12/1/25	3,275	3,311
	Chicago Board of Education GO	0.000%	12/1/26	2,500	2,326
[9]	Chicago Board of Education GO	0.000%	12/1/26	4,855	4,525
[3]	Chicago Board of Education GO	5.000%	12/1/26	1,000	1,027
	Chicago Board of Education GO	5.000%	12/1/26	10,270	10,408
	Chicago Board of Education GO	5.000%	12/1/26	5,805	5,883
	Chicago Board of Education GO	5.000%	12/1/26	3,045	3,086
	Chicago Board of Education GO	5.000%	12/1/26	4,435	4,495
[10,11]	Chicago Board of Education GO	5.500%	12/1/26	6,465	6,692
[12]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,272
	Chicago Board of Education GO	7.000%	12/1/26	1,100	1,124
[9]	Chicago Board of Education GO	0.000%	12/1/27	750	671
	Chicago Board of Education GO	4.000%	12/1/27	1,555	1,550
[3]	Chicago Board of Education GO	5.000%	12/1/27	550	571
[3]	Chicago Board of Education GO	5.000%	12/1/27	2,050	2,125
	Chicago Board of Education GO	5.000%	12/1/27	7,450	7,622
[12]	Chicago Board of Education GO	5.500%	12/1/27	3,075	3,156
[9]	Chicago Board of Education GO	0.000%	12/1/28	1,000	858
[3]	Chicago Board of Education GO	5.000%	12/1/28	460	482
	Chicago Board of Education GO	5.000%	12/1/28	1,295	1,329
	Chicago Board of Education GO	5.000%	12/1/28	3,440	3,532
[3]	Chicago Board of Education GO	5.000%	12/1/29	4,220	4,404
	Chicago Board of Education GO	5.000%	12/1/30	5,420	5,503

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Chicago Board of Education GO	5.000%	12/1/30	3,635	3,790
[1]	Chicago Board of Education GO	6.750%	12/1/30	1,070	1,149
	Chicago IL GO	5.000%	1/1/27	1,340	1,354
	Chicago IL GO	5.000%	1/1/28	4,955	5,120
	Chicago IL GO	5.000%	1/1/28	1,000	1,033
	Chicago IL GO	4.000%	1/1/29	8,493	8,540
	Chicago IL GO	5.000%	1/1/29	9,460	9,858
	Chicago IL GO	5.000%	1/1/29	2,000	2,084
	Chicago IL GO	5.000%	1/1/29	805	839
	Chicago IL GO	4.000%	1/1/30	1,820	1,830
[1,6]	Chicago IL GO TOB VRDO	2.390%	2/6/25	7,000	7,000
	Chicago IL GO, ETM	5.000%	1/1/26	5,790	5,902
	Chicago IL GO, ETM	5.000%	1/1/26	2,615	2,644
[9]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,924
	Chicago IL GO, ETM	5.000%	1/1/27	6,410	6,553
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/26	1,100	1,103
[1,4]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	2.370%	2/6/25	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	600	622
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,165	2,238
	Chicago IL Waterworks Water Revenue	4.000%	11/1/26	425	432
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	650	671
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,261
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,725	3,842
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,500	3,685
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	2,200	2,350
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,049
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	725	747
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	3,500	3,611
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,031
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	1,955	2,059
[12]	Chicago IL Waterworks Water Revenue	5.750%	11/1/30	6,855	7,352
[1,3]	Chicago IL Waterworks Water Revenue TOB VRDO	2.370%	2/6/25	6,355	6,355
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	5,000	5,099
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,250	2,342
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	15,465	16,059
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	225	238
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	16,485	17,417
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	18,000	19,321
	Chicago Park District GO	5.000%	1/1/26	2,500	2,540
	Chicago Park District GO	5.000%	1/1/27	1,000	1,036
	Chicago Park District GO	5.000%	1/1/29	1,875	2,004
[1,4]	Chicago Park District GO TOB VRDO	2.370%	2/6/25	5,700	5,700
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,635	4,664
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	460	463
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,465	3,551
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	4,500	4,612
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	1,250	1,305
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,375	1,458
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	2,730	2,895
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	2,170	2,335
[4]	Cook County Community College District No. 508 GO	5.000%	12/1/27	1,000	1,044
	Cook County IL GO	5.000%	11/15/27	325	342
	Cook County IL GO	5.000%	11/15/28	3,000	3,107
	Cook County IL GO	5.000%	11/15/29	6,525	6,755
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	620	643
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	480	505
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	225	240
	DuPage County Forest Preserve District GO	5.000%	11/1/26	1,050	1,088
	DuPage County Forest Preserve District GO	5.000%	11/1/27	1,600	1,687
	DuPage County Forest Preserve District GO	5.000%	11/1/28	490	525
	DuPage County Forest Preserve District GO	5.000%	11/1/29	425	462
[5]	Elmhurst Park District Go	5.000%	12/15/27	135	143
[5]	Elmhurst Park District Go	5.000%	12/15/28	150	161
[5]	Elmhurst Park District GO	5.000%	12/15/26	250	259
[5]	Elmhurst Park District GO	5.000%	12/15/29	150	164
[5]	Elmhurst Park District GO	5.000%	12/15/30	250	276
	Evanston IL GO	3.000%	12/1/28	3,680	3,594
[5]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/27	250	264
[5]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/28	275	295
[5]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/29	350	381

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/30	500	551
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	19,335	19,072
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/27	405	404
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/27	130	131
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/28	235	238
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/29	910	905
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/29	275	278
	Illinois Finance Authority College & University Revenue	5.000%	4/1/25	500	501
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	881
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	1,065	1,055
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	1,120	1,169
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	400	414
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	1,395	1,483
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	750	767
	Illinois Finance Authority College & University Revenue	5.000%	12/1/28	500	500
	Illinois Finance Authority College & University Revenue	5.000%	4/1/29	600	635
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/26	400	409
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/28	675	704
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	475	479
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,066
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,017
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	140	140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,650	1,686
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,250	1,288
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,430	3,445
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,060	1,103
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,055
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,590	1,648
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,799
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,655	3,672
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,820	1,909
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	540	575
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,765	1,772
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	615	622
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	10,715	10,771
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	15,330	15,613
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	6,415	6,669
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	2/3/25	30,000	30,000
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	2/3/25	3,810	3,810
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,230	1,267
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,385	1,426
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	7,950	8,187
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.550%	4/1/51	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.950%	5/1/42	1,405	1,391
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.245%	11/1/34	13,620	13,605
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,243
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,080	1,072
	Illinois GO	4.000%	3/1/25	750	750
	Illinois GO	5.000%	3/1/25	8,435	8,447
	Illinois GO	5.000%	3/1/25	600	601
	Illinois GO	5.500%	5/1/25	3,000	3,018
	Illinois GO	5.000%	6/1/25	13,275	13,355
	Illinois GO	5.000%	7/1/25	8,470	8,537
	Illinois GO	5.000%	11/1/25	7,500	7,604
	Illinois GO	5.000%	11/1/25	3,750	3,802
[4]	Illinois GO	5.000%	11/1/25	10,000	10,144
	Illinois GO	5.000%	12/1/25	500	508
	Illinois GO	5.000%	12/1/25	655	665
	Illinois GO	5.000%	2/1/26	1,300	1,324
	Illinois GO	5.000%	3/1/26	13,760	14,033
	Illinois GO	5.000%	6/1/26	155	159
	Illinois GO	5.000%	7/1/26	8,600	8,819
	Illinois GO	5.000%	10/1/26	135	139
	Illinois GO	5.000%	10/1/26	2,250	2,317
	Illinois GO	5.000%	10/1/26	1,000	1,030
	Illinois GO	5.000%	11/1/26	17,230	17,766
	Illinois GO	5.000%	11/1/26	750	773
	Illinois GO	5.000%	2/1/27	1,525	1,578

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	3/1/27	4,200	4,352
	Illinois GO	5.000%	5/1/27	500	519
	Illinois GO	5.000%	7/1/27	13,220	13,767
	Illinois GO	5.000%	10/1/27	1,000	1,045
	Illinois GO	5.000%	11/1/27	650	669
	Illinois GO	5.000%	2/1/28	9,000	9,304
	Illinois GO	4.000%	3/1/28	6,435	6,577
	Illinois GO	5.000%	3/1/28	500	526
	Illinois GO	5.000%	5/1/28	4,750	5,004
	Illinois GO	5.000%	6/1/28	520	532
	Illinois GO	5.000%	11/1/28	15,660	16,368
	Illinois GO	5.000%	11/1/28	3,890	4,003
	Illinois GO	5.000%	11/1/28	2,895	3,070
	Illinois GO	3.500%	6/1/29	2,410	2,392
	Illinois GO	5.000%	10/1/29	900	952
	Illinois GO	5.000%	11/1/29	3,845	4,020
	Illinois GO	5.125%	12/1/29	1,180	1,238
	Illinois GO	4.125%	11/1/31	1,230	1,237
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/25	250	251
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/25	250	254
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/26	395	407
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	472
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/26	275	287
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/27	275	290
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/27	1,000	1,020
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/27	290	309
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/28	290	311
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/28	250	271
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,360	2,365
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,455	1,480
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,000	1,017
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	10,560	10,744
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	2,528	2,598
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/27	5,275	5,293
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/28	7,475	7,453
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/28	3,000	3,013
[2,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	3.250%	5/15/50	3,775	3,778
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,677
	Illinois Sales Tax Revenue	5.000%	6/15/26	2,235	2,238
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,810	1,813
[4]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,100	1,167
	Illinois Sales Tax Revenue	4.000%	6/15/29	1,580	1,583
[4]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	4,250	4,467
[4]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,430	1,525
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	4,220	4,241
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,000	1,005
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,050	1,036
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	1,520	1,446
[5]	Kane Cook & DuPage Counties School District No. U-46 Elgin GO	5.000%	1/1/26	1,800	1,832
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,486
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,660	1,768
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/25	3,255	3,305
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/26	3,425	3,548
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/27	3,600	3,804
	Lake County Forest Preserve District GO	2.000%	12/15/27	7,400	7,015
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	3.000%	6/15/25	2,000	1,997
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/25	1,000	1,015
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/26	3,435	3,292
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/26	500	516
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	2,300	2,335
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	5,000	5,238
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/28	3,750	3,919
[1,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.370%	2/6/25	6,750	6,750
[1,3]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.410%	2/6/25	7,967	7,967
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/25	850	853
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/27	1,105	1,119
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/29	1,395	1,424
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	6,850	7,073
	New Lenox IL GO	5.000%	12/15/27	2,185	2,309

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,050	1,061
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	615
	Regional Transportation Authority Sales Tax Revenue PUT	3.050%	2/3/25	4,200	4,200
[4]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/26	1,350	1,373
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	2.350%	2/6/25	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,530	1,615
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,480	1,587
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.350%	2/6/25	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.370%	2/6/25	33,335	33,335
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.370%	2/6/25	3,990	3,990
[3]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/25	1,360	1,369
[3]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/26	1,200	1,231
	Schaumburg IL GO	3.500%	12/1/27	650	644
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	201
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,710
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/26	300	305
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/26	1,175	1,178
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	223
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	289
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	4,655	4,811
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	5,370	5,622
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	4,500	4,507
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/28	5,000	5,008
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/29	1,000	1,002
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/32	1,000	1,002
[3]	St Clair County School District No. 119 Belle Valley GO	5.000%	4/1/30	1,500	1,526
	University of Illinois College & University Revenue	5.000%	10/1/27	400	418
[4]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	750
[3]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/26	1,785	1,736
[4]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	25	25
					918,396
Indiana (0.8%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	1,000	1,026
	Center Grove Community School Corp. GO	5.000%	7/1/25	1,000	1,006
	Center Grove Community School Corp. GO	5.000%	1/1/26	900	911
	Center Grove Community School Corp. GO	5.000%	7/1/26	1,180	1,202
	Center Grove Community School Corp. GO	5.000%	1/1/27	1,520	1,560
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,040	1,061
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,305	1,343
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	710	743
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	625	665
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	585	602
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	900	936
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/30	1,000	1,000
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/32	1,310	1,310
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,768
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	500	501
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	375
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/25	750	756
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	393
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	275	285
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	705	725
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/29	1,165	1,213
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/27	1,275	1,307
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/28	1,340	1,386
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	1,515	1,505
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	7,418
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	1,520	1,473
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	12,000	12,719
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	3,000	3,267
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.550%	3/1/39	2,905	2,870
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	1,375	1,374
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	1,000	1,039
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.700%	3/3/25	22,000	22,005
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/26	6,075	6,197
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/28	1,860	1,851
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	6,615	6,623
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,029

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,001
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	9,165	9,176
	Indiana State University College & University Revenue	5.000%	10/1/27	275	285
	Indiana State University College & University Revenue	5.000%	10/1/31	350	361
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	750	766
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,755	1,823
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	1,495	1,563
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,385	1,414
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,350	1,390
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,600	1,679
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	1,550	1,641
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,000	1,001
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	400	418
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	1,000	1,054
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,000	1,077
					118,093
Iowa (0.0%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/27	1,515	1,534
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	985
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	114
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	895	934
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	323
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	420	431
	Xenia Rural Water District Water Revenue	5.000%	12/1/28	1,500	1,540
					5,861
Kansas (0.7%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,900	7,938
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	23,000	23,295
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	10,000	10,346
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	6,857
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	4,130	4,395
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,731	4,869
[1,6]	Kansas Development Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	7,490	7,490
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,065	1,115
	Manhattan KS GO	0.400%	6/15/25	11,985	11,798
[4]	Manhattan KS GO	5.000%	6/15/28	24,905	25,461
	Sedgwick County Unified School District No. 260 Derby GO, Prere.	5.000%	10/1/26	1,005	1,040
[8]	Wichita KS Local or Guaranteed Housing Revenue	3.750%	11/1/25	3,000	3,006
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/30	1,250	1,251
					108,861
Kentucky (3.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	310
	Elizabethtown KY GO	2.625%	8/1/30	220	202
	Jefferson County School District Finance Corp. Lease (Renewal) Revenue	5.000%	8/1/26	1,375	1,418
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,440
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	5	5
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	458
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,625	3,739
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	3.650%	2/1/46	1,000	1,000
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.700%	3/3/25	11,695	11,697
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/26	3,805	3,877
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,008
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	1,690	1,707
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,900
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	566
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	4,000	4,007
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/25	400	403
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,790
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/25	500	503
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,080
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/26	390	395
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/26	500	510
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,898
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/26	800	816
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,129
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/27	500	513

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/27	575	592
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	2,005
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/27	1,150	1,188
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/28	600	622
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/28	1,100	1,145
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/28	250	261
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/29	650	681
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	207,230	207,535
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	31,785	31,832
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	92,295	92,836
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	8,980	9,002
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/25	2,965	2,998
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/25	3,425	3,437
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/25	3,250	3,268
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/25	305	310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/26	350	363
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	275
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	403
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	546
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/26	2,555	2,648
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/27	1,700	1,793
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/28	905	972
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	1,590	1,604
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/26	1,805	1,859
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,640	1,688
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	11,565	11,887
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,750	1,835
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,600	2,766
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	2,300	2,455
	Madison County KY GO	3.000%	6/1/30	490	474
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,200	1,220
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	2,025	2,090
	University of Kentucky College & University Revenue	5.000%	10/1/27	1,065	1,121
	University of Kentucky College & University Revenue	5.000%	10/1/28	775	829
	Warren County School District Finance Corp. Lease(Renewal) Revenue	3.000%	4/1/28	1,000	978
					438,889
Louisiana (1.7%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,455	2,477
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,210	1,232
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,930	1,971
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	404
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	509
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/27	1,250	1,311
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	2,786
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.545%	5/1/43	8,555	8,533
	Louisiana GO	5.000%	12/1/26	1,350	1,405
	Louisiana GO	5.000%	12/1/26	1,000	1,040
	Louisiana GO	5.000%	9/1/27	1,500	1,583
	Louisiana GO	5.000%	12/1/27	2,000	2,121
	Louisiana GO	5.000%	9/1/28	4,000	4,296
	Louisiana GO	5.000%	12/1/28	1,535	1,656
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/26	1,300	1,310
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/26	10,839	11,000
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,438	9,551
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,556
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,709	3,827
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/26	11,080	11,288
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,057
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	1,457	1,504
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Christwood Project)	4.250%	11/15/30	1,050	1,049
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	1,270	1,322
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/32	3,640	3,500
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,580	1,596
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,000	2,059

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	2,810	2,926
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,945	2,032
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	1,250	1,302
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	7,720	7,779
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,610	4,636
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	3,055	3,070
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	4,815	4,832
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	1,950	1,961
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	2,500	2,513
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	125	129
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/28	1,035	1,072
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	18,140	18,216
[1]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/6/25	18,950	18,950
[10]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,000	1,031
[10]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	800	840
[10]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	725	773
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	4,005	4,030
[1]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	2/6/25	6,865	6,865
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/27	600	632
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/28	625	670
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	4,075	4,076
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	2,500	2,501
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	307
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	365
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	425
[3]	Shreveport LA GO	5.000%	3/1/25	500	501
[3]	Shreveport LA GO	5.000%	3/1/26	500	510
[10]	Shreveport LA GO	5.000%	3/1/26	275	280
	Shreveport LA GO	5.000%	9/1/26	1,000	1,002
[3]	Shreveport LA GO	5.000%	3/1/27	1,000	1,035
[10]	Shreveport LA GO	5.000%	3/1/27	350	362
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	825	830
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	21,210	20,902
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	13,405	13,242
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	11,935	12,063
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	20,230	20,248
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,035	1,064
					255,915
Maine (0.4%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,410	1,469
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/6/25	8,000	8,000
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,550
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/27	650	689
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.300%	11/15/26	6,680	6,688
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.375%	11/15/27	2,680	2,679
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/27	3,910	3,916
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/28	4,200	4,211
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/28	1,000	1,001
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/29	1,300	1,304
	Maine State Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	11/15/25	31,240	31,246
					62,753
Maryland (1.1%)
	Baltimore County MD GO	5.000%	7/1/26	1,630	1,682
	Baltimore County MD GO	5.000%	7/1/27	7,330	7,724
[1,6]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	2.600%	2/6/25	5,015	5,015
	Baltimore MD Sewer Revenue	5.000%	7/1/31	2,500	2,506
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	125
	Baltimore MD Water Revenue	5.000%	7/1/30	1,000	1,002
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/27	1,425	1,477
[1]	Frederick County MD College & University Revenue	5.000%	9/1/27	925	930
[1,8]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	13,845	13,891
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/29	2,735	2,737

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	5,000	5,003
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.150%	2/5/25	4,000	4,000
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	375	380
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	550	563
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/31	570	593
	Maryland GO	4.000%	6/1/27	5,300	5,301
	Maryland GO	4.000%	8/1/27	2,180	2,180
	Maryland GO	4.000%	6/1/28	18,015	18,019
	Maryland GO	4.000%	6/1/29	9,160	9,162
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	116
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,060	1,084
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/27	1,250	1,295
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	525	544
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,320	1,370
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	5,170	5,343
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/45	4,325	4,326
[1,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.600%	2/6/25	12,570	12,570
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.790%	7/1/41	18,715	18,715
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/25	1,850	1,853
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/26	1,000	1,025
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/27	355	370
[1]	Maryland Stadium Authority Lottery Revenue TOB VRDO	2.050%	2/3/25	4,675	4,675
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/25	6,835	6,888
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/26	7,265	7,473
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/27	2,740	2,869
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/28	2,225	2,369
[8]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,233
	Prince George's County MD GO	4.000%	7/1/27	7,080	7,184
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	750
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	705	708
					165,050
Massachusetts (1.5%)
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	2,980
	Commonwealth of Massachusetts GO	3.000%	9/1/27	2,000	1,997
[1]	Commonwealth of Massachusetts GO TOB VRDO	2.300%	2/6/25	6,785	6,785
	Holyoke MA BAN GO	4.250%	4/11/25	2,502	2,507
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	804
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	280	284
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	213
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	240	237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,425	1,444
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	2,005	2,009
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	219
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	635	646
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	100	102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	935	936
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/28	655	634
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,350	1,373
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/28	1,100	1,101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	1,500	1,502
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	326
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,675	1,701
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	425	437
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	2,115	2,117
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	1,730	1,732
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	570	577
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,725
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	365	368
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	499
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	40	40
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,100	2,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	512

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	313
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,300	2,350
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,025	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	680	708
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	360	374
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	450	448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	875
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	565	604
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	650	703
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.350%	2/6/25	5,310	5,310
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.850%	7/1/49	6,075	6,071
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/26	2,225	2,257
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,532
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.050%	2/5/25	7,000	7,000
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	6/1/26	1,630	1,614
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	380	380
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	1,080	1,082
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	2,265	2,253
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/27	2,750	2,744
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,870	5,897
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	6/1/28	23,205	23,416
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/28	3,675	3,664
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	1,000	1,016
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	28,265	28,632
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,850	2,832
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/28	2,045	2,048
[10]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	7,615	7,563
	Massachusetts Water Resources Authority Water Revenue VRDO	2.000%	2/6/25	6,465	6,465
	Peabody MA BAN GO	4.500%	7/25/25	15,465	15,582
	Quincy MA BAN GO	5.000%	7/25/25	48,124	48,602
					223,818
Michigan (1.8%)
[13]	Carrollton MI Public School District GO	2.750%	5/1/29	430	406
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	765	771
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,027
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/27	500	523
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/28	500	530
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/29	500	536
[1,3,13]	Detroit MI City School District GO TOB VRDO	2.410%	2/6/25	7,705	7,705
[1,3,13]	Detroit MI City School District GO TOB VRDO	2.410%	2/7/25	13,415	13,415
	Detroit MI GO	5.000%	4/1/26	1,265	1,288
	Detroit MI GO	5.000%	4/1/27	1,700	1,760
	Detroit MI GO	5.000%	4/1/29	1,000	1,045
	Detroit MI GO	5.000%	4/1/32	500	540
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/25	1,500	1,521
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/26	500	517
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/27	625	656
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/28	500	533
[4]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	500	501
[4]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	250	255
[3]	Grand Rapids Public Schools GO	5.000%	5/1/25	1,100	1,106
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	1,100	1,126
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	2,000	2,051
[5,13]	L'Anse Creuse Public Schools GO	5.000%	5/1/27	100	105
[5,13]	L'Anse Creuse Public Schools GO	5.000%	5/1/28	55	59
[5,13]	L'Anse Creuse Public Schools GO	5.000%	5/1/29	100	108
[5,13]	L'Anse Creuse Public Schools GO	5.000%	5/1/30	85	93
	Lansing Board of Water & Light Water Revenue	5.000%	7/1/31	1,250	1,308
	Macomb MI Intermediate School District GO	5.000%	5/1/25	340	342
	Macomb MI Intermediate School District GO	5.000%	5/1/26	825	847
	Macomb MI Intermediate School District GO	5.000%	5/1/27	610	638
	Macomb MI Intermediate School District GO	5.000%	5/1/28	1,185	1,259
	Macomb MI Intermediate School District GO	5.000%	5/1/29	670	722
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	225
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	508
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,037
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	2,005	2,020

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,950	1,964
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,305	5,305
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,725	2,735
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	7,195	7,362
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/27	30,000	30,527
[1,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.350%	2/6/25	4,860	4,860
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,215	1,234
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,095	1,101
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,120	1,127
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,150	1,157
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.150%	12/1/39	3,500	3,495
[1,5]	Michigan Finance Authority Revenue PUT	3.875%	2/1/28	6,000	6,019
	Michigan Finance Authority Revenue PUT	3.750%	12/1/38	10,000	10,236
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	346
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	740	743
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,000	2,010
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	15	15
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	4/1/27	285	285
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	6,580	6,569
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	10/1/27	315	315
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	4/1/28	465	464
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/29	21,750	21,362
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	10/1/29	38,040	37,810
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	11,529	11,529
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	1,175	1,188
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/28	18,000	18,862
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,051
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,450
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	8,500	8,671
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,899
[6]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.200%	2/5/25	2,000	2,000
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	440	453
[1,13]	Pontiac School District GO TOB VRDO	2.400%	2/6/25	8,500	8,500
					264,727
Minnesota (1.7%)
	Apple Valley MN GO	2.750%	12/15/29	285	272
	Byron Independent School District No. 531 GO	2.750%	2/1/30	740	697
	Chisago City MN GO	2.500%	2/1/30	275	257
	Cottage Grove MN GO	2.700%	2/1/30	205	194
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	397
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	605
[14]	Freddie Mac Pool	3.310%	1/1/28	1,500	1,455
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,300	1,319
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	869
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,190	1,201
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,665	3,696
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	14,180	15,002
[6]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/5/25	21,905	21,905
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,420	1,438
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,041
	Minnesota GO	5.000%	8/1/27	43,760	46,191
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,000	1,036
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,000	1,066
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	666
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	4,500	4,524
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/26	300	304
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/27	550	559
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	49,330	49,950
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.915%	12/1/52	45,000	45,212
	Minnesota Rural Water Finance Authority Inc. Intergovernmental Agreement Revenue (Public Projects)	4.375%	4/1/25	7,500	7,501
	Minnewaska MN Independent School District No. 2149 GO	2.750%	2/1/30	420	402
	Moorhead MN GO	4.000%	10/1/27	18,855	19,248
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/28	13,500	13,498
	New Hope MN GO	2.750%	2/1/29	430	409
	New Ulm MN GO	2.750%	12/1/30	245	233
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/26	800	814

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	800	829
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	650	685
	Richfield MN GO	2.750%	2/1/30	500	474
	Shakopee Independent School District No. 720 GO	0.000%	2/1/28	3,950	3,547
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,785	1,828
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,745	1,785
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	1,000	1,021
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,495	3,514
	St. Paul Minnesota Sales & Use Sales Tax Revenue	5.000%	11/1/26	1,000	1,037
	University of Minnesota College & University Revenue	5.000%	8/1/28	1,225	1,238
					257,919
Mississippi (0.4%)
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	9,155	8,998
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.130%	2/5/25	2,050	2,050
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,543
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/28	1,000	994
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/26	1,425	1,453
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/27	1,100	1,143
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/28	1,245	1,316
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/25	1,015	1,025
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	1,000	1,020
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/26	2,020	2,075
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	670	696
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	500	529
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/26	1,170	1,193
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/27	1,000	1,039
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/28	1,450	1,533
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	990	993
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	429
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/25	1,010	1,024
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	1,000	1,032
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,175	1,231
	Mississippi GO	5.000%	10/1/28	1,155	1,218
	Mississippi Home Corp. Local or Guaranteed Housing Revenue (Brookville Gardens Project) PUT	5.000%	5/1/25	5,705	5,729
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	18,935	19,012
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	4,555	4,700
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/28	250	268
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/29	160	174
					62,417
Missouri (1.1%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	550
	Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/26	750	746
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	875	910
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	1,500	1,502
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	5,500	5,508
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	4,000	4,006
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	725	739
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,060	1,100
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,170	1,234
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/25	500	506
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/26	650	670
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,445	2,520
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/26	2,415	2,478
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	2.400%	2/6/25	4,315	4,315
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	8,115	8,115
[1,4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.450%	2/6/25	4,000	4,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	285	285
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	454
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,900	1,952
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,445	1,482
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	2,502

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	500	500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/26	500	507
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/28	915	952
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	20,795	21,046
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	10,120	10,670
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	10,170	10,686
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/6/25	45,000	45,000
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/25	360	366
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/26	210	218
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/27	330	348
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/28	680	729
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/26	3,595	3,660
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	455	471
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	675	711
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,887
	Nixa Public Schools (Direct Deposit Program) GO	2.750%	3/1/30	865	825
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	2,500	2,507
	Springfield MO Special Obligation Revenue	4.000%	5/1/27	700	700
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,000	1,003
[5,8]	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	7,571	7,571
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,506
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,130
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,325	1,304
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,030	978
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,579
					165,428
Montana (0.1%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/28	9,485	9,613
[8]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,455
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/28	1,830	1,821
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	655	656
					14,545
Multiple States (3.1%)
[1,2,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	5.190%	6/15/35	5,560	5,560
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.700%	2/3/25	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.700%	2/3/25	103,700	103,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.700%	2/3/25	110,740	110,740
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.350%	2/6/25	183,500	183,500
					458,815
Nebraska (1.3%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	3,000	3,063
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	200	208
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	1,930	2,021
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	946
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	138,475	138,790
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,110
[2]	Douglas County NE College & University Revenue (Creighton University Projects), SIFMA Municipal Swap Index Yield + 0.530%	2.780%	7/1/35	9,910	9,808
	Gretna Public Schools GO	5.000%	12/15/27	2,550	2,596
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/28	1,950	1,944
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	7,080	7,018
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	4,375	4,642
[5]	Nebraska State Highway Commission Fuel Sales Tax Revenue	5.000%	6/15/26	2,165	2,232
[5]	Nebraska State Highway Commission Fuel Sales Tax Revenue	5.000%	6/15/28	3,860	4,141
	Omaha NE GO	6.000%	4/15/25	1,930	1,943
	Omaha NE GO	5.000%	4/15/26	2,165	2,226
	Omaha NE GO	5.000%	4/15/27	1,100	1,152
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	1,275	1,275
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	2,530	2,530
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/26	765	782
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/26	5,630	5,741
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/27	3,000	3,116
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	1,285	1,358
					198,642

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nevada (0.3%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	620	640
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/25	725	731
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/27	605	626
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	795
	Clark County NV GO	5.000%	7/1/27	2,610	2,747
	Clark County NV GO	5.000%	7/1/28	1,020	1,092
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,261
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	1,350	1,390
[3]	Clark County School District GO	5.000%	6/15/25	6,940	6,993
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/29	3,240	3,268
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/29	4,000	4,019
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	600	629
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,055
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	216
	Nevada GO (Nevada Municipal Bond Bank Project Nos. 87, 88 And 89)	4.000%	2/1/29	1,760	1,760
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,678	6,755
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	744	772
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/32	3,765	3,770
[1]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/25	230	231
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/27	1,155	1,155
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/29	2,000	2,008
					42,913
New Hampshire (0.2%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	898
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	1,365	1,393
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	985	985
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/30	3,000	2,998
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	1,000	993
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	3,620	3,620
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,850	1,856
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,830	1,836
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,830	1,836
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,790	1,796
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	575	591
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	580	581
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	880	918
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,185	1,251
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,245	1,328
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,259
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	909
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.150%	7/1/27	1,930	1,927
					26,975
New Jersey (3.1%)
[3]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,405
	Belleville Township NJ BAN GO	5.000%	7/8/25	7,461	7,510
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/28/25	52,395	52,647
	Bergen County NJ GO	2.000%	6/1/25	460	458
	Borough of Union Beach NJ GO	3.000%	2/15/30	199	194
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,547
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/25	1,000	1,015
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/25	595	604
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	500	517
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	250	259
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	375	394
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	150	158
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	500	533
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	175	187
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,834
	Dennis Township NJ BAN GO	4.000%	3/12/25	1,680	1,682
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/27	400	403
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/29	430	433
	Fanwood Borough NJ GO	4.250%	2/28/25	3,801	3,804
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/28	1,015	1,050
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/29	1,285	1,330
	Gloucester Township NJ BAN GO	4.000%	7/23/25	13,710	13,760
	Gloucester Township NJ BAN GO	4.250%	7/23/25	1,079	1,084

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton Township NJ BAN GO	5.000%	5/14/25	7,577	7,618
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.500%	7/11/25	12,085	12,166
	Jersey City Municipal Utilities Authority Sewer Revenue (Sewer Project)	5.000%	5/1/25	2,955	2,967
	Jersey City Municipal Utilities Authority Water Revenue (New Jersey Water Project Notes)	5.000%	5/1/25	1,350	1,357
	Jersey City NJ BAN GO	4.500%	10/22/25	50,000	50,544
	Jersey City Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.500%	12/11/25	4,750	4,797
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,589
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	675	676
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,560	2,578
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	4,555	4,571
[10]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,188
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,740	1,752
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	6,120	6,353
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	5,780	5,999
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/29	1,035	997
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.500%	9/1/25	6,625	6,629
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	14,850	14,874
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	35,820	36,616
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,500	2,570
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,142
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	7,750	8,206
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	11,500	11,857
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/26	1,100	1,134
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/28	1,600	1,714
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	500	501
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/28	10,000	10,015
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,239
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,110	1,157
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	100	103
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,000	1,025
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,840	1,882
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	675	683
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	870	897
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/25	1,655	1,675
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/27	1,500	1,576
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	395	397
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	437
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	455	463
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,584
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,000	2,035
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,445	1,512
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	496
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,680	3,782
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	522
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	558
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	589
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	625	640
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	1,560	1,572
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	1,535	1,554
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	1,865	1,926
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	1,850	1,979
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	1,350	1,466
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/27	2,555	2,690
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,440
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	860	856
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,015	1,011
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	530	529
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/26	1,585	1,587
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.450%	5/1/48	7,185	7,220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,028

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	630	594
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	8,875	8,364
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,280	1,342
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	690	629
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,278
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,015	6,162
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,065	1,091
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,470	1,568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	810	712
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	710	624
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	16,710	17,102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	13,085	13,375
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,550	1,584
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,021
[1]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	2.400%	2/6/25	135	135
[1,6]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.280%	2/6/25	3,400	3,400
[1,6,12]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	2.350%	2/6/25	8,677	8,677
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,150	1,085
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	913
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,435	2,439
[3]	Newark NJ GO	5.000%	10/1/25	600	608
	North Bergen Township NJ BAN GO	4.500%	4/22/25	1,560	1,565
	Orange Township NJ BAN GO	4.250%	3/20/25	5,385	5,393
	Orange Township NJ BAN GO	4.750%	5/29/25	4,808	4,833
	Seaside Heights Borough NJ BAN GO	4.000%	3/26/25	1,610	1,612
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,198	1,200
[3]	Spotswood Board of Education GO	2.375%	9/1/29	485	452
	Tewksbury Township NJ BAN GO	4.500%	5/12/25	2,249	2,259
	Trenton NJ GO	4.500%	5/29/25	14,825	14,886
					459,627
New Mexico (1.1%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/26	3,070	2,916
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/29	2,305	2,339
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	2,435	2,471
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	2,955	2,998
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	4,545	4,030
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	10,000	8,866
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	7,900	8,000
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	502
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	16,810	16,952
[1,6]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	2.600%	2/6/25	6,100	6,100
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	303
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	5/1/25	3,750	3,756
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	98,435	98,757
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/28	4,295	4,277
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/28	1,495	1,483
					163,750
New York (9.4%)
[1]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	2.100%	2/3/25	3,800	3,800
	Albany NY BAN GO	4.500%	3/21/25	1,860	1,864
[3]	Auburn Enlarged City School District GO	2.750%	6/15/29	310	290
	Bath Central School District BAN GO	4.250%	6/27/25	12,600	12,651
	Binghamton NY BAN GO	4.000%	4/11/25	29,584	29,623
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	1,000	1,020
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,600	1,604
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	696
	Brutus NY BAN GO	4.375%	1/21/26	1,505	1,519
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,603
	Cazenovia Central School District BAN GO	4.500%	7/11/25	8,303	8,358
	Champlain Fire District BAN GO	4.125%	12/12/25	3,065	3,069
[3]	Cheektowaga-Maryvale Union Free School District GO	2.250%	6/15/29	795	721
	Chenango Forks Central School District BAN GO	4.500%	6/27/25	17,235	17,334
	Chittenango Central School District BAN GO	4.500%	7/11/25	1,663	1,674
	Chittenango Central School District BAN GO	4.500%	7/11/25	17,500	17,613
	Cortland Enlarged City School District BAN GO	4.500%	7/11/25	16,570	16,660
	Cortland NY BAN GO	4.500%	5/16/25	3,400	3,410
	Cutchogue Fire District BAN GO	4.500%	5/7/25	6,250	6,268
[1]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.100%	2/3/25	38,000	38,000
[3]	Dunkirk City School District GO	2.500%	6/15/30	280	254

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	509
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,700	1,733
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,150	1,172
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	2,985	3,018
	Endicott NY BAN GO	5.250%	4/18/25	1,155	1,159
[4]	Fallsburg Central School District GO	2.250%	6/15/30	420	374
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	618
	Greenport NY BAN GO	4.500%	8/1/25	1,000	1,006
[4]	Greenville Central School District GO	2.375%	6/15/30	570	512
[3]	Greenwich Central School District GO	2.500%	6/15/30	455	413
	Hempstead Union Free School District BAN GO	4.500%	7/10/25	48,100	48,410
	Hempstead Union Free School District GO	4.500%	6/30/25	12,005	12,077
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,016
	Ithaca NY BAN GO	4.500%	2/14/25	11,110	11,113
	Ithaca NY BAN GO	4.500%	7/18/25	2,969	2,987
	Lloyd NY BAN GO	4.500%	2/7/25	1,221	1,221
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	20,078
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	30,990	30,510
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	20,395	19,753
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	7,110	6,954
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.700%	9/1/38	49,400	49,270
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,780	5,994
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	1,130	1,026
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	500	528
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	3,999
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/28	6,760	6,857
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	3,275	2,756
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,130	1,143
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,000	3,086
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.370%	2/6/25	3,600	3,600
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.370%	2/6/25	2,840	2,840
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.370%	2/6/25	5,000	5,000
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.570%	2/6/25	7,150	7,150
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.715%	11/1/32	3,000	3,002
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,077
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,077
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/25	450	455
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	750	772
[1,6]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	2.350%	2/6/25	6,800	6,800
	New Paltz NY BAN GO	4.500%	7/18/25	1,200	1,207
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/31	6,580	6,703
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	4,840	4,923
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	30,290	29,916
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,995	2,961
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,550	16,131
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	360	359
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,630	4,630
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	11,705	11,663
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,720	18,765
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,019
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	21,435	21,549
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	21,700	21,938
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	4,960	5,067
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	1,455	1,461
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/29	2,490	2,471
[1,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	23,100	23,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.200%	2/6/25	10,850	10,850
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	2,440	2,533
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,495	1,506
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	1.900%	2/3/25	3,795	3,795
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.550%	2/3/25	31,805	31,805
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.850%	2/3/25	11,005	11,005
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.850%	2/3/25	13,645	13,645
	New York City Municipal Water Finance Authority Water Revenue VRDO	1.950%	2/3/25	2,100	2,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,765	1,800
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	5/1/26	120	123
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/25	805	784
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/26	1,250	1,175

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,125	1,138
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/28	1,975	1,718
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	2.650%	2/6/25	4,200	4,200
	New York NY GO	5.000%	11/1/26	2,560	2,659
	New York NY GO	5.000%	8/1/28	4,500	4,547
	New York NY GO	5.000%	8/1/28	1,900	1,938
	New York NY GO	5.000%	8/1/30	5,000	5,009
	New York NY GO	5.000%	8/1/30	1,000	1,002
[6]	New York NY GO VRDO	1.550%	2/3/25	10,000	10,000
	New York NY GO VRDO	1.850%	2/3/25	1,800	1,800
	New York NY GO VRDO	2.200%	2/6/25	14,340	14,340
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	1,720	1,754
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,415	1,424
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	102
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/27	350	364
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	104
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	2,500	2,618
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/28	350	369
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,125	1,176
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	105
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,125	1,189
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/29	500	533
	New York State Dormitory Authority College & University Revenue VRDO	3.130%	2/6/25	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,009
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	640	647
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	8,870	9,097
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	585	600
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,765	2,888
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,036
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	1,037
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	4,700	4,995
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,000	1,047
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	3,100	3,346
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	527
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	1,230	1,235
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	6,130	6,211
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	12,177
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,010	1,039
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	1,000	1,002
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	1,975	2,003
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/29	1,020	1,005
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/28	700	697
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/29	640	639
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	1,305	1,294
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	625	609
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	6,190	6,036
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,710	1,674
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	1,295	1,233
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	1,940	1,840
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	25,300	23,913
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	14,840	14,483
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	8,620	8,413
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	2,405	2,405
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,490	3,493
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	6,050	6,055
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	2,000	2,003
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,410	28,417
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,920	56,403
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,310	5,256
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/28	7,510	7,501
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,035	1,040
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	3,045	3,050
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	55,000	55,522
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	4,585	4,585
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	70,945	71,214
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	8,250	8,270

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	22,090	22,092
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	3,715	3,742
[1]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	2.600%	2/6/25	22,500	22,500
[1]	New York State Housing Finance Agency Revenue TOB VRDO	2.200%	2/3/25	9,002	9,002
	Niagara Falls City School District BAN GO	4.500%	7/10/25	10,423	10,486
	North Syracuse Central School District BAN GO	4.250%	8/1/25	1,343	1,352
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.700%	2/3/25	24,700	24,700
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.300%	2/6/25	40,200	40,200
	Ogdensburg NY BAN GO	4.500%	3/7/25	1,557	1,558
[3]	Oriskany Central School District GO	2.250%	6/15/29	280	256
	Pleasantville NY Union Free School District GO	2.750%	4/15/30	275	258
	Sachem Central School District GO	4.000%	10/15/26	3,250	3,251
	Skaneateles NY BAN GO	4.250%	6/13/25	3,471	3,485
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	102
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,004
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,020
	Terryville Fire District BAN GO	4.500%	11/21/25	5,650	5,685
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/27	2,250	2,383
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/29	395	433
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	16,790	17,083
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,235	8,058
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	18,885	19,392
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.965%	4/1/26	6,350	6,348
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	2,630	2,654
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,000	1,017
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	516
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,063
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,094
	Tupper Lake Central School District BAN GO	4.500%	6/27/25	6,200	6,230
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,230	1,239
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	650	662
	Vails Gate Fire District BAN GO	4.000%	3/28/25	5,500	5,504
	Valhalla Union Free School District GO	2.750%	10/15/29	255	240
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,944
	Waterloo Central School District BAN GO	4.500%	6/27/25	3,315	3,331
	Wellsville Central NY School District BAN GO	4.250%	6/27/25	3,355	3,368
	West Seneca NY BAN GO	4.000%	2/7/25	4,341	4,341
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,940	1,938
	Westhill Central School District BAN GO	4.250%	6/26/25	2,890	2,904
					1,398,250
North Carolina (1.8%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,494
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	11,195	11,582
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/30	1,875	1,889
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,404
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	5,455	5,470
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/27	8,970	8,944
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,680	3,701
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	5,550	5,920
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	1,960	1,784
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.330%	2/6/25	11,800	11,800
[8]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,380	9,516
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,159	8,329
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,714	9,904
	Macon County NC Appropriations Revenue	5.000%	10/1/26	1,200	1,244
	Macon County NC Appropriations Revenue	5.000%	10/1/28	1,375	1,476
	Mecklenburg County NC GO	4.000%	4/1/29	5,000	5,082
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,680	2,823
	North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,295
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	6/1/28	900	904
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.700%	3/3/25	20,500	20,504
	North Carolina Central University College & University Revenue	5.000%	10/1/26	1,020	1,039
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,160
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/26	1,095	1,059
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	7/15/25	1,700	1,700
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/26	28,855	28,823
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	2,765	2,905
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	135

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	210
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	489
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	734
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	121
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	217
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/28	360	360
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/29	315	315
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/29	140	140
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	3,855	3,923
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,672
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.350%	2/5/25	2,100	2,100
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	5,000	5,078
	Pender County NC Appropriations Revenue	5.000%	4/1/27	1,150	1,203
	Pender County NC Appropriations Revenue	5.000%	4/1/28	1,440	1,532
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,975
	Rowan County NC Appropriations Revenue	5.000%	4/1/26	1,000	1,025
	Rowan County NC Appropriations Revenue	5.000%	4/1/27	1,185	1,240
	Rowan County NC Appropriations Revenue	5.000%	4/1/28	1,000	1,064
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,358
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.565%	12/1/34	2,270	2,269
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.565%	12/1/41	32,100	32,087
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.565%	12/1/41	6,625	6,622
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,677	6,872
	Wake County NC GO	5.000%	3/1/25	5,000	5,009
					265,352
North Dakota (0.3%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	11,140	11,118
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	160	161
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	415	424
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	206
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	516
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	250	261
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	264
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	450	471
	Horace ND GO	5.000%	5/1/26	450	459
	Horace ND GO	5.000%	5/1/28	480	499
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	2.250%	2/6/25	24,500	24,500
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.280%	2/6/25	5,200	5,200
	North Dakota Public Finance Authority Appropriations Revenue (Capital Financing Program)	5.000%	6/1/32	780	784
	North Dakota Public Finance Authority Intergovernmental Agreement Revenue (Capital Financing Program)	4.000%	6/1/32	1,450	1,450
					46,313
Ohio (2.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	505	511
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	253
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	570	586
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,725	1,785
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,825	1,922
	Akron City School District BAN GO	4.125%	9/10/25	9,300	9,341
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,000	1,001
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	20,765
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,055	6,413
	Bedford City School District GO	4.625%	3/6/25	1,625	1,627
	Blue Ash OH BAN GO	4.000%	3/26/25	3,990	3,994
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,225	1,276
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,000	6,385
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,202
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	590	590
	Cleveland OH GO	2.000%	12/1/26	500	487
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	655	678
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,000	1,001
[1,6]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	2.350%	2/6/25	7,500	7,500
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	236
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	2,370	2,431
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,500	2,567

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.030%	11/1/27	1,203	1,192
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	1,086	1,136
[1]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/28	865	872
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	2,765	2,766
[1]	Cuyahoga County OH COP TOB VRDO	2.350%	2/7/25	4,155	4,155
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,900	1,947
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	5,745	5,753
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,103
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/25	375	377
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/26	625	632
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	3,500	3,628
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/27	3,770	3,979
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	4,050	4,344
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	501
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,000	2,010
[5]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.550%	5/1/25	17,685	17,685
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.200%	2/5/25	11,700	11,700
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.260%	2/6/25	5,260	5,260
[1,6]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/6/25	11,395	11,395
	Hamilton OH BAN GO	4.000%	12/17/25	2,160	2,177
	Lake County OH GO	4.000%	9/24/25	4,665	4,691
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/25	360	363
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/26	540	549
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/26	300	307
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/27	240	247
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/27	240	249
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/28	370	386
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/28	290	304
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	34,835	34,835
	Lorain County OH BAN GO	4.375%	5/1/25	1,500	1,504
	Lorain County OH BAN GO	4.250%	12/5/25	1,500	1,501
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,105	1,116
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,350	1,363
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,000	1,010
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	365	366
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	340	341
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	302
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,700	2,735
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	258
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,650	11,762
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/29	600	589
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/29	6,040	5,892
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/27	10,500	10,601
	Ohio Appropriations Revenue	5.000%	12/15/26	1,000	1,041
	Ohio GO	5.000%	5/1/25	1,000	1,006
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	280	283
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,058
	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.550%	2/3/25	20,000	20,000
[6]	Ohio Health, Hospital, Nursing Home Revenue VRDO	1.750%	2/3/25	100	100
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.500%	2/3/25	20,310	20,310
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.150%	2/5/25	32,240	32,240
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/25	225	227
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/27	250	258
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	370	384
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	440
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/26	950	968
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/27	500	519
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/28	520	548
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	1,465	1,410

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.480%	12/1/42	2,665	2,633
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	170
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	752
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	650
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.750%	2/3/25	355	355
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.150%	2/5/25	2,000	2,000
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	7/1/25	6,145	6,156
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ronez Manor Apartments Project) PUT	3.800%	5/1/25	5,650	5,651
[8]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/27	1,310	1,319
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	6,980
	Ohio Major New State Infrastracture Projetct Revenue	5.000%	12/15/26	2,500	2,603
	Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.700%	3/3/25	4,000	4,001
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/29	1,085	1,133
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	12/1/27	2,395	2,536
	Ohio State University College & University Revenue VRDO	2.150%	2/5/25	1,000	1,000
	Ottawa & Glandorf Local School District GO	3.000%	12/1/30	295	276
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/31	1,805	1,982
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,490	2,520
[3]	Toledo OH GO	5.000%	12/1/27	1,000	1,052
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	300	307
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	200	205
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	470	487
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	320	336
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	310	329
					362,761
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/26	1,025	1,055
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,175	1,216
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/29	1,000	1,026
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/30	1,000	1,025
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	5.000%	9/1/26	1,840	1,880
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,027
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,000	1,906
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,025	1,906
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/28	1,265	1,280
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,985	1,998
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	910	916
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.000%	12/1/28	1,300	1,319
	Stillwater Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	1,245	1,246
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,536
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	7/1/26	10,875	10,987
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	845	852
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	1,210	1,245
	University of Oklahoma College & University Revenue	3.400%	7/1/28	1,000	994
					43,414
Oregon (0.3%)
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,115	2,180
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,000	2,062
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	950	959
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	2,525	2,636
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	400	423
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/6/25	4,000	4,000
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue, PUT	5.000%	3/1/25	11,880	11,888
[1]	Oregon Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	4,000	4,000
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/29	9,445	9,533
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	9,950	10,047
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	1,230	1,252
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	250	250
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	260	260
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	136
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	1,000	926
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/25	225	226

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/26	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/27	150	154
					51,034
Pennsylvania (3.8%)
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.600%	6/1/29	360	355
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.900%	6/1/30	785	773
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	487
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	419
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.335%	2/1/33	250	248
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	7,535	7,906
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.730%	11/15/25	5,190	5,165
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.830%	11/15/26	2,000	1,982
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.950%	11/15/47	93,795	93,022
[6]	Allegheny County IDA Private Schools Revenue VRDO	2.220%	2/6/25	2,600	2,600
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/26	1,350	1,403
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/27	625	662
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/28	535	576
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	874
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	968
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.265%	1/1/32	1,465	1,458
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	503
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	533
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/30	630	673
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/31	500	538
[4]	Bristol Township School District GO	5.000%	6/1/26	570	585
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	390	391
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	445	447
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	470	475
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	580	589
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	200
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	250
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/29	1,625	1,647
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/25	180	176
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,850	1,883
[1]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/29	345	361
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/27	770	777
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/26	1,100	1,128
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/27	1,675	1,742
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/28	875	921
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/29	925	983
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	170	169
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,200	1,271
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,255	1,258
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/28	1,000	1,023
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/29	1,470	1,503
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/30	1,000	1,022
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/26	1,105	1,046
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	266
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/27	2,000	2,081
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	3.405%	3/1/57	3,000	2,988
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	2.650%	3/1/57	13,435	13,337
	Doylestown PA Hospital Authority Hospital Revenue	5.000%	7/1/28	130	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	357
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	122
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	622
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	1,700	1,750
[3]	Forest Area School District GO	3.000%	11/1/30	410	395
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	12,880	13,245
[1]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/27	3,136	3,151
[1]	Lackawanna County PA TRAN GO	3.750%	12/31/25	5,000	5,006
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	240	240

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	15	15
	Latrobe IDA College & University Revenue	5.000%	3/1/25	250	250
	Latrobe IDA College & University Revenue	5.000%	3/1/29	150	154
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/28	600	630
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/29	375	399
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/30	1,000	1,073
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/31	570	617
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	260
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	355	357
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,000	2,014
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,770	1,842
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,555	2,693
[3]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,676
	Manheim Central School District GO	1.000%	5/1/25	140	139
	Manheim Central School District GO	1.000%	5/1/26	60	58
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	435	446
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	954
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	317
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	491
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,590	1,672
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,300	1,331
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	1,500	1,559
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	300	300
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	970	992
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	12,515	12,755
[3]	Montour School District GO, Prere.	5.000%	10/1/25	3,170	3,215
[10]	Moon Area School District GO	5.000%	11/15/28	1,490	1,592
[3]	Newport PA School District GO	2.250%	8/15/28	215	204
[4]	Newport PA School District GO	2.750%	8/15/30	50	47
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/26	1,350	1,399
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/27	1,250	1,323
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/28	1,850	1,993
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/29	750	820
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/26	1,900	1,932
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,011
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	235	235
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	240
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	320	328
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	325	333
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	300	319
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	485	516
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,225	1,226
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.730%	11/15/25	1,750	1,742
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.830%	11/15/26	1,820	1,806
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.950%	11/15/47	28,915	28,721
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.950%	5/15/53	60,000	59,705
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.600%	4/1/25	1,250	1,251
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	310	318
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/27	1,325	1,332
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	650	667
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/26	1,620	1,631
[1,10]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/6/25	15,670	15,670
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	2/3/25	15,830	15,830
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	2/3/25	985	985
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,530	2,538
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	203
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	320	324
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,423
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	195
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,147

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	259
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	215	224
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	115
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,000	1,013
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.250%	2/5/25	2,000	2,000
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	875	881
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	585	610
[6]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.200%	2/6/25	23,325	23,325
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.100%	7/15/41	76,500	76,376
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	4,235	4,357
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	1,500	1,572
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	585	623
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,000	1,030
[1]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/29	750	751
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/25	130	130
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/26	140	141
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	850	875
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	560
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	397
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	314
[3]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/26	1,550	1,608
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/28	1,750	1,775
[1,3]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	2.370%	2/6/25	11,250	11,250
[1,2,3]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.845%	9/1/40	19,500	19,026
[10]	Pocono Mountain School District GO	5.000%	12/15/26	1,725	1,787
[10]	Pocono Mountain School District GO	5.000%	12/15/27	1,790	1,883
[10]	Pocono Mountain School District GO	5.000%	12/15/28	2,710	2,892
	Quaker Valley PA School District GO	3.000%	4/1/30	340	330
	School District of Philadelphia GO	5.000%	9/1/25	1,000	1,011
	School District of Philadelphia GO	5.000%	9/1/25	1,070	1,082
	School District of Philadelphia GO	5.000%	9/1/25	2,705	2,735
	School District of Philadelphia GO	5.000%	9/1/26	1,120	1,154
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,695
	School District of Philadelphia GO	5.000%	9/1/27	115	120
	School District of Philadelphia GO	5.000%	9/1/27	2,285	2,347
	School District of Philadelphia GO	5.000%	9/1/27	1,180	1,233
	School District of Philadelphia GO	5.000%	9/1/27	1,340	1,401
	School District of Philadelphia GO	5.000%	9/1/28	2,252	2,311
	School District of Philadelphia GO	5.000%	9/1/28	1,240	1,315
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,060
	School District of Philadelphia GO	5.000%	9/1/29	1,000	1,025
[3]	Scranton PA GO	5.000%	11/15/25	400	406
[3]	Scranton PA GO	5.000%	11/15/27	385	402
[3]	Scranton PA GO	5.000%	11/15/28	770	813
[3]	Scranton PA GO	5.000%	11/15/29	625	667
	Scranton PA School District GO	5.000%	12/1/25	1,000	1,015
	Scranton PA School District GO	5.000%	12/1/27	1,400	1,462
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/25	110	111
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	171
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	164
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	300	304
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	325	336
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	375	393
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	930	936
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,250	1,289
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	410	401
	Westmoreland County PA GO	5.000%	8/15/28	1,000	1,062
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	623
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	405
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	1,000	1,035
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	132
[4]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,288
[3]	Williamsport Area School District GO	2.500%	8/1/29	515	486
	York County PA GO	5.000%	6/1/26	1,650	1,696

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	York County PA GO	5.000%	6/1/27	1,000	1,047
	York County PA GO	5.000%	6/1/28	1,000	1,066
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/28	3,375	3,439
					570,136
Puerto Rico (1.7%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	86,837	87,389
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	79,664	83,046
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	38,362	41,164
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	10,580	10,645
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,705	1,713
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	850	854
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,570	1,577
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	4,095	4,254
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,415	2,526
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	3,660	3,828
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	13,090	13,756
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,415	1,441
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,347	2,157
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,871	2,458
					256,808
Rhode Island (0.2%)
	Pawtucket RI BAN GO	4.500%	10/24/25	5,000	5,036
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	506
[10]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/27	600	628
[10]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/28	400	425
[3]	Rhode Island Health & Educational Building Corp. Appropriations Revenue	5.000%	5/15/26	1,500	1,507
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,323
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	125	126
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,960
[4]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/28	1,000	1,063
[4]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.250%	5/15/29	1,000	1,019
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	3,460	3,461
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/27	6,430	6,400
					27,454
South Carolina (1.7%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	1,000	1,039
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27	500	529
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	665	715
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,055	6,172
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	11,105	11,764
[8]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Gordon Street Mill Project) PUT	5.000%	10/1/25	12,682	12,829
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,001
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/27	1,055	1,091
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	2,250	2,262
	South Carolina Association of Governmental Organizations COP	5.000%	2/28/25	94,028	94,153
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,500	1,506
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	325	335
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,600	1,684
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,051
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/29	1,185	1,178
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	325	338
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	30,435	30,785
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	4,000	4,000
[1,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/7/25	9,655	9,655
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,095
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	400	406
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	200	207
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	475	492
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	900	932
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	500	527
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	650	685
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	500	534
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	641
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	650	694
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.370%	2/6/25	3,820	3,820

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.370%	2/6/25	4,500	4,500
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.370%	2/6/25	12,000	12,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.390%	2/6/25	5,000	5,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.390%	2/6/25	16,000	16,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.390%	2/6/25	5,000	5,000
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	1,530	1,530
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	1,500	1,501
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	4,100	4,102
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	540	552
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	1,160	1,165
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	1,020	1,042
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/27	1,750	1,734
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,162
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	582
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	30	31
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	203
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,000	1,055
					253,279
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/27	725	733
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	288
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,026
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	800	810
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,012
					3,879
Tennessee (2.8%)
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/28	2,250	2,250
	Columbia TN GO	5.000%	12/1/26	1,310	1,363
	Columbia TN GO	5.000%	12/1/28	1,510	1,628
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	4,025	3,959
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	875	896
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,455	1,458
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,745	1,757
[8]	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/25	5,431	5,478
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,000	1,002
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/27	1,500	1,487
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	17,362	17,620
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	11,721	11,895
[8]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,504
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/26	300	301
	Marshall County TN GO	2.500%	5/1/30	355	331
[8]	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,735
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	1,500	1,560
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/27	1,500	1,589
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/28	1,250	1,347
	Memphis TN GO	5.000%	4/1/26	3,565	3,657
	Memphis TN GO	5.000%	4/1/27	3,565	3,732
	Memphis TN GO	5.000%	10/1/27	3,560	3,763
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/26	350	358
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	12,930	13,709
[1,6]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	2.350%	2/6/25	6,310	6,310
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,765	1,772
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/28	6,000	6,028
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,000	4,975

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,781	20,902
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,940	15,322
[1,3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue PUT TOB	2.400%	2/6/25	9,100	9,100
[1,3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	2.400%	2/6/25	3,665	3,665
	Montgomery County TN GO	4.000%	4/1/25	500	500
	Rutherford County TN GO	5.000%	4/1/25	1,000	1,004
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	8,100	8,558
[3]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	1.850%	2/3/25	8,900	8,900
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/25	600	608
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/26	750	770
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/27	975	1,018
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/28	285	298
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/28	1,100	1,164
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/29	860	907
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/29	2,000	2,141
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	19,815	19,873
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	30,000	31,563
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	14,320	14,320
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	253
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	2,205	2,230
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	4,050	4,117
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	6,975	7,081
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	38,045	39,352
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	88,690	89,028
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	227
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	262
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	261
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	212
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program) PUT	3.500%	10/1/25	8,160	8,162
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program) PUT	3.500%	10/1/25	13,235	13,238
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	3,035	3,125
					422,000
Texas (10.5%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,177
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/28	3,570	3,556
[15]	Aldine Independent School District GO	5.000%	2/15/29	1,525	1,588
[15]	Aldine Independent School District GO	4.000%	2/15/30	1,175	1,184
[15]	Aldine Independent School District GO	4.000%	2/15/31	12,120	12,124
[15]	Aledo Independent School District GO	5.000%	2/15/25	750	751
	Allen TX GO	5.000%	8/15/26	815	840
	Allen TX GO	5.000%	8/15/27	400	422
	Allen TX GO	5.000%	8/15/28	755	810
[15]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	3,950	3,928
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/27	1,000	984
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	390	394
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/29	1,400	1,494
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/30	1,450	1,568
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/31	2,000	2,185
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,000	1,000
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,258
[15]	Arlington TX Independent School District GO	5.000%	2/15/26	2,200	2,250
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	2,120	2,205
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	400	416
	Austin Community College District GO	5.000%	8/1/25	3,000	3,032
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/27	13,500	13,489
	Austin TX GO	5.000%	9/1/26	1,160	1,199
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	1,375	1,427
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/30	1,000	1,015
[15]	Barbers Hill Independent School District GO	5.000%	2/15/26	360	368
[15]	Barbers Hill Independent School District GO	5.000%	2/15/27	450	470
[15]	Barbers Hill Independent School District GO	5.000%	2/15/28	300	319
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/25	350	353

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/26	300	309
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	425	446
	Bexar County Hospital District GO	5.000%	2/15/25	600	600
	Bexar County Hospital District GO	5.000%	2/15/26	625	638
	Bexar County Hospital District GO	5.000%	2/15/27	350	364
	Bexar County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.050%	3/1/26	1,185	1,189
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/28	7,250	7,200
[15]	Birdville Independent School District GO	5.000%	2/15/26	1,000	1,023
[15]	Birdville Independent School District GO	5.000%	2/15/27	1,000	1,044
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/26	8,455	8,499
[15]	Bryan Independent School District GO	5.000%	2/15/25	14,380	14,390
[15]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,590	5,575
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.480%	6/1/25	3,500	3,502
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/27	3,125	3,109
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	2,555	2,613
[9]	Cedar Hill Independent School District GO	0.000%	8/15/26	3,570	3,398
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	970
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	635	640
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	400	403
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/27	23,600	24,005
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,265	2,285
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	19,500	20,658
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/28	1,485	1,582
[15]	Clear Creek Independent School District GO	4.000%	2/15/32	2,500	2,501
[15]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,480	6,498
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	720	725
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	465
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	1,500	1,516
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	1,285	1,325
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	8/15/26	500	504
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	990	1,031
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	1,800	1,882
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	1,000	1,059
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	1,375	1,474
[15]	Conroe Independent School District GO	5.000%	2/15/25	1,150	1,151
[15]	Conroe Independent School District GO	5.000%	2/15/26	2,000	2,045
[15]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,471
	Corpus Christi TX GO	4.000%	3/1/30	1,860	1,862
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	328
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,780	1,781
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,785	1,825
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	2,020	2,065
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,285	1,341
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,625	1,695
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	655	679
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,175	1,241
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	805	865
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/28	6,415	6,384
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,750	2,790
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	5,175	5,177
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,165	2,188
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	842	864
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,665	1,716
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	938	979
	Dallas Independent School District GO	5.000%	2/15/25	1,000	1,001
[15]	Dallas Independent School District GO	5.000%	2/15/27	3,485	3,491
[5,15]	Dallas Independent School District GO PUT	5.000%	2/15/26	6,500	6,620
[5,15]	Dallas Independent School District GO PUT	5.000%	2/15/27	7,500	7,765
[5,15]	Dallas Independent School District GO PUT	5.000%	2/15/28	10,000	10,477
[5,15]	Dallas Independent School District GO PUT	5.000%	2/15/29	3,800	4,031
	Dallas TX GO	5.000%	2/15/27	7,605	7,936
	Dallas TX GO	5.000%	2/15/28	2,000	2,124
	Dallas TX GO	5.000%	2/15/29	2,505	2,511
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,375	1,382
[1]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	7,685	7,690
[1]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	54,270	54,362
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,275	2,275
[1,6]	Deutsche Bank Spears/Lifers Trust TOB VRDO	2.200%	2/3/25	8,885	8,885
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/27	1,625	1,696

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/27	2,375	2,421
[10]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/27	550	576
[10]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/28	335	356
	Ector County Hospital District GO	5.000%	9/15/25	500	503
[15]	Ector County Independent School District GO PUT	4.000%	8/15/27	27,680	28,273
	Ector County TX GO	5.000%	2/15/26	1,000	1,021
	Ector County TX GO	5.000%	2/15/27	3,405	3,546
	Ector County TX GO	5.000%	2/15/28	3,375	3,573
	El Paso County Hospital District GO	5.000%	8/15/25	1,070	1,076
[10]	El Paso County Hospital District GO	5.000%	8/15/26	1,100	1,134
[10]	El Paso County Hospital District GO	5.000%	8/15/28	1,000	1,063
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	575
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	175
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,058
	Fort Bend County TX GO	5.000%	3/1/29	1,030	1,054
[15]	Fort Bend Independent School District GO	5.000%	8/15/28	1,780	1,908
[15]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	4,250	4,199
[15]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	2,765	2,628
[15]	Fort Worth Independent School District GO	5.000%	2/15/26	120	120
[15]	Frisco Independent School District GO	0.000%	8/15/26	4,690	4,477
[15]	Frisco Independent School District GO	2.500%	8/15/27	1,460	1,414
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/27	550	574
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/29	300	322
[15]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,654
[10]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	1,250	1,278
[10]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	2,450	2,554
[10]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	1,410	1,494
[15]	Georgetown Independent School District GO	5.000%	2/15/25	6,410	6,414
[15]	Georgetown Independent School District GO	5.000%	2/15/27	500	522
[15]	Georgetown Independent School District GO	5.000%	8/15/29	3,055	3,208
[1,3]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	2.350%	2/6/25	11,625	11,625
[15]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,155
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	17,825	18,753
[1,4]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	2.420%	2/6/25	4,845	4,845
[4]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/27	845	878
[4]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/28	1,175	1,239
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/25	1,290	1,291
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/28	1,635	1,685
[15]	Hardin-Jefferson Independent School District GO	2.000%	8/15/28	390	365
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,013
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,071
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,000	1,081
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,000	1,006
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	555	561
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	6,500	6,438
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,505	13,947
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	1,000	1,059
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.100%	7/1/49	5,265	5,266
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,060
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,500	1,524
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	2,180	2,263
	Harris County TX GO	5.000%	10/1/28	3,640	3,682
	Harris County TX Highway Revenue	5.000%	8/15/28	1,500	1,545
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/27	1,185	1,249
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/26	4,425	4,170
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	25	25
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	25	25
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	115	116
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	195	196
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	320	322
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	335	337
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	175	176
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/25	1,000	1,001
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/26	1,100	1,125
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/27	1,000	1,043
[1]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	35	35
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	3,000	3,034
[8]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,155	7,280
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/28	1,850	1,862

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Houston Independent School District GO	4.000%	2/15/30	1,650	1,651
[15]	Houston Independent School District GO	4.000%	2/15/32	15,000	15,007
[15]	Houston Independent School District GO	4.000%	2/15/33	4,465	4,467
[15]	Houston Independent School District GO PUT	3.500%	6/1/25	10,200	10,196
[15]	Houston Independent School District GO PUT	4.000%	6/1/25	5,465	5,471
[3]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/26	3,825	3,613
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	1,140	1,225
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/29	22,705	22,726
	Houston TX GO	5.000%	3/1/25	850	851
	Houston TX GO	5.000%	3/1/26	1,465	1,498
	Houston TX GO	5.000%	3/1/27	6,225	6,496
	Houston TX GO	5.000%	3/1/27	285	297
	Houston TX GO	5.000%	3/1/28	415	441
[1]	Houston TX Housing Finance Corp. Multi Family Local or Guaranteed Housing Revenue TOB VRDO	2.200%	2/3/25	16,435	16,435
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/27	1,500	1,533
[15]	Hutto Independent School District GO	5.000%	8/1/25	400	404
[15]	Hutto Independent School District GO	5.000%	8/1/26	275	283
[15]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	3,029
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	500	510
[15]	Irving Independent School District GO	4.000%	2/15/30	8,000	8,025
	Irving TX GO	5.000%	9/15/27	6,055	6,397
[15]	Jarrell Independent School District GO	2.750%	8/15/30	565	537
[15]	Joshua Independent School District GO	5.000%	8/15/26	540	556
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/26	62	60
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	3,500	3,657
[15]	Katy Independent School District GO	5.000%	2/15/25	20,000	20,014
[15]	Katy Independent School District GO	4.000%	2/15/31	1,125	1,125
[15]	Katy Independent School District GO	4.000%	2/15/32	1,470	1,471
[15]	Katy Independent School District GO PUT	4.000%	8/15/26	5,000	5,066
[15]	Kilgore Independent School District GO PUT	2.000%	8/15/25	755	750
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	530	538
	Lake Travis Independent School District GO	5.000%	2/15/26	1,325	1,354
	Laredo TX GO	5.000%	2/15/26	1,000	1,022
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/25	9,075	9,080
	Leander TX GO	5.000%	8/15/26	2,395	2,475
	Leander TX GO	5.000%	8/15/26	1,200	1,240
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,487	9,600
[15]	Lewisville Independent School District GO	4.000%	8/15/26	12,160	12,231
[15]	Little Elm Independent School District GO	5.000%	8/15/26	4,530	4,681
[15]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	449
[15]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,000	5,014
[15]	Longview Independent School District GO	5.000%	2/15/26	2,250	2,302
[15]	Longview Independent School District GO	5.000%	2/15/27	1,250	1,304
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,125	1,131
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	2,200	2,257
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	19,605	20,472
[10]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,050	1,078
[10]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,835	1,924
[10]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	1,205	1,285
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,080	4,087
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	2,225	2,237
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,530	1,538
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	2.370%	2/6/25	13,600	13,600
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30	6,750	6,761
[15]	Mabank Independent School District GO	5.000%	8/15/26	600	619
[15]	Mabank Independent School District GO	5.000%	8/15/27	275	290
[15]	Mabank Independent School District GO	5.000%	8/15/28	385	413
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/28	18,350	18,323
[15]	Mansfield Independent School District GO	5.000%	2/15/25	5,500	5,504
	Mansfield TX GO	5.000%	2/15/25	1,000	1,001
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/30	3,005	3,006
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/30	2,000	2,001
[15]	McKinney Independent School District GO	5.000%	2/15/26	900	922
[15]	McKinney Independent School District GO	5.000%	2/15/27	750	783
[15]	McKinney Independent School District GO	5.000%	2/15/28	750	798
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	384
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	2,360	2,417
[15]	Melissa Independent School District GO	5.000%	2/1/27	500	520
[15]	Melissa Independent School District GO	5.000%	2/1/28	500	530

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/27	3,500	3,511
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	100	99
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/29	1,585	1,596
[15]	Montgomery Independent School District GO	5.000%	2/15/26	2,500	2,555
[15]	Montgomery Independent School District GO	5.000%	2/15/27	7,345	7,657
[15]	Montgomery Independent School District GO	5.000%	2/15/28	2,590	2,752
[15]	New Caney Independent School District GO PUT	4.000%	8/15/27	3,610	3,680
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	2,000	2,000
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	550	550
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	2,745	2,745
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/25	640	640
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/25	1,050	1,059
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	2,000	2,007
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,275	1,304
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,290	1,319
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	2,445	2,501
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,880	1,905
[15]	North East TX Independent School District GO PUT	3.750%	8/1/27	4,310	4,351
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/28	3,695	3,958
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	650	651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,250	3,314
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,160	1,183
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,020	1,039
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,525	3,668
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,081
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,045	1,087
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,290	1,311
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	625	660
[15]	Northside Independent School District GO	5.000%	8/15/26	3,215	3,251
[15]	Northside Independent School District GO PUT	0.700%	6/1/25	22,860	22,613
[15]	Northside Independent School District GO PUT	3.000%	8/1/26	30,225	30,089
[15]	Northside Independent School District GO PUT	2.000%	6/1/27	1,925	1,858
[15]	Northside Independent School District GO PUT	3.450%	8/1/27	7,780	7,816
[15]	Northwest Independent School District GO	5.000%	2/15/26	300	307
[15]	Northwest Independent School District GO	5.000%	2/15/27	360	376
[15]	Northwest Independent School District GO	5.000%	2/15/28	480	510
[15]	Pasadena Independent School District GO PUT	3.230%	8/15/27	50,000	49,885
[4]	Pearland TX GO	5.000%	3/1/30	1,430	1,458
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/28	1,100	1,141
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/25	1,250	1,251
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/26	1,220	1,247
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/26	1,060	1,083
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	1,200	1,250
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	500	521
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	950	1,008
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/28	1,000	1,070
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	1,955
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/30	4,825	4,864
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/26	1,000	1,036
[15]	Port Neches-Groves TX Independent School District TX GO	2.750%	2/15/30	670	639
[15]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,610	7,608
[15]	Prosper Independent School District GO PUT	4.000%	8/15/26	2,725	2,750
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	10,950	10,748
[15]	Rankin Independent School District GO	5.000%	2/15/26	2,750	2,808
[15]	Rankin Independent School District GO	5.000%	2/15/27	1,000	1,042
[15]	Rankin Independent School District GO	5.000%	2/15/28	1,000	1,062
[15]	Richardson Independent School District GO	5.000%	2/15/25	2,820	2,822
[15]	Richardson Independent School District GO	5.000%	2/15/25	4,750	4,753
	Round Rock Independent School District GO	5.000%	8/1/26	2,000	2,064
[5,15]	Round Rock Independent School District GO PUT	5.000%	8/1/30	16,230	17,648
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	385	399
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/25	1,000	1,001
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/26	1,000	1,022
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/27	1,000	1,041
	San Angelo TX GO	2.000%	2/15/25	2,720	2,718
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	5,660	5,679

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/27	800	794
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/27	2,900	3,023
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/25	2,585	2,618
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,610	1,676
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	2,125	2,213
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	2,000	2,117
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	12,845	12,644
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,975	1,887
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,415	10,449
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	1,365	1,289
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	3.120%	2/1/48	42,500	42,491
	San Antonio TX GO	5.000%	2/1/26	590	591
	San Antonio TX GO	5.000%	2/1/26	4,125	4,214
	San Antonio TX GO	5.000%	2/1/27	465	485
	San Antonio TX GO	5.000%	2/1/27	475	496
	San Antonio TX GO	5.000%	2/1/27	2,000	2,087
	San Antonio TX GO	5.000%	2/1/28	500	532
	San Antonio TX GO	5.000%	2/1/28	1,000	1,063
[15]	San Antonio TX Independent School District GO	5.000%	8/15/26	1,000	1,011
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,030	1,080
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,650	1,730
	San Antonio Water System Water Revenue	5.000%	5/15/28	1,550	1,653
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,795	11,279
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.900%	5/1/44	60,175	60,097
	San Patricio County TX GO	5.000%	4/1/27	135	141
	Schertz TX GO	3.000%	2/1/30	215	209
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/27	5,500	5,546
[15]	Snook Independent School District GO	2.750%	2/15/30	390	372
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	150	154
[15]	Southwest Independent School District GO	5.000%	2/1/27	1,165	1,214
[15]	Southwest Independent School District GO	5.000%	2/1/28	1,000	1,062
[15]	Spring Branch Independent School District GO	5.000%	2/1/25	6,800	6,800
[15]	Spring Branch Independent School District GO	4.000%	2/1/30	7,760	7,764
[15]	Spring Independent School District GO	5.000%	8/15/26	900	931
	Spring Independent School District GO	5.000%	8/15/26	1,805	1,866
[15]	Spring Independent School District GO	5.000%	8/15/27	1,250	1,317
	Spring Independent School District GO	5.000%	8/15/27	290	305
[15]	Spring Independent School District GO	5.000%	8/15/28	1,250	1,341
[15]	Spring Independent School District GO	4.000%	8/15/30	9,240	9,269
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,759	21,257
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	3,000	3,002
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,520	1,532
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	693
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,044
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	318
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,061
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,800	1,936
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/26	780	800
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/27	1,160	1,209
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/28	430	455
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/29	450	482
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,650	6,787
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.020%	2/3/25	1,100	1,100
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/5/25	41,485	41,485
	Tarrant County Hospital District GO	5.000%	8/15/25	425	430
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	333	346
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/28	3,400	3,418
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,585
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/26	3,750	3,746
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/27	13,000	12,975
[8]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	7,466	7,387
	Texas GO VRDO	2.300%	2/5/25	16,800	16,800
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	635	652
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	6,300	6,510

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	2,960	2,991
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,366
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	10,455	10,815
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,590	6,871
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,000	1,049
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	1,315	1,338
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	750	763
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/27	750	776
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	654
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	251
[4]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	480	482
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	264
[4]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	620	643
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,035
[8]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,183
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,765	1,774
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/27	6,625	6,614
[1,3]	Texas State Technical College & University Revenue TOB VRDO	2.450%	2/7/25	7,040	7,040
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	26,374
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,500	1,507
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,250	1,255
	Texas Water Development Board Water Revenue	5.000%	8/1/25	1,350	1,365
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,726
	Texas Water Development Board Water Revenue	5.000%	4/15/27	2,500	2,620
	Texas Water Development Board Water Revenue	5.000%	10/15/27	5,000	5,292
	Texas Water Development Board Water Revenue	4.000%	10/15/32	1,910	1,916
[15]	Tomball Independent School District GO	4.000%	2/15/30	1,780	1,781
[15]	Tomball Independent School District GO	4.000%	2/15/31	1,000	1,000
[15]	Tomball Independent School District GO	4.000%	2/15/32	1,575	1,576
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,503
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,523
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/28	9,700	9,728
	Travis County TX GO	5.000%	3/1/27	3,000	3,005
	Travis County TX GO	5.000%	3/1/27	1,025	1,072
	Travis County TX GO	4.000%	3/1/30	845	845
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/25	765	765
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/28	350	375
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/29	400	434
[15]	Winona Independent School District GO	2.750%	2/15/30	580	553
[15]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,548
					1,560,469
Utah (0.5%)
[3]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/32	755	765
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/26	1,015	1,035
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	3,735	3,952
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	3.500%	6/15/25	100	100
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	4.000%	6/15/30	520	509
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	11,330	11,546
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/25	57,725	57,725
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/27	1,000	1,007
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/25	500	503
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/27	600	627
[3]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	5/1/27	630	657
					78,426
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	5.000%	5/1/28	250	253
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/25	500	501
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/26	495	495
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/30	1,000	997
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,091
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/27	1,605	1,700
					9,037
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	2,325	2,347
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,945	3,012

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	5,420	5,600
					10,959
Virginia (1.1%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	392
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	895
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/25	2,975	2,975
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,920	2,974
	Bristol VA BAN GO	5.000%	9/1/27	7,750	7,833
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,240	1,258
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/28	2,095	2,161
	Fairfax County Water Authority Water Revenue	4.000%	4/1/28	3,360	3,444
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,000
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	3,500	3,536
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,375	2,386
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	513
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	680	720
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	870	868
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	355
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	310	310
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.250%	2/5/25	2,450	2,450
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	4,070	3,975
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,785	2,817
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	429
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/29	1,925	1,872
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	5,325	5,658
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/26	1,500	1,533
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/28	5,648	5,648
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/28	15,000	14,909
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	750
	Virginia Beach Development Authority Appropriations Revenue	5.000%	3/1/25	1,925	1,928
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,260	2,321
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/25	1,635	1,626
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	550	558
[9]	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/26	3,620	3,490
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/27	4,435	4,138
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/28	2,855	2,864
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	9/1/28	6,100	6,100
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/28	7,445	7,472
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/29	10,585	10,416
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/29	7,185	7,161
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.900%	7/1/25	12,095	12,103
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/26	7,500	7,500
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,515	1,532
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/28	1,600	1,623
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/25	6,590	6,694
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	228
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	325
[1,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.600%	2/6/25	3,860	3,860
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,180	1,202
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	850	882
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,625	2,563
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	2,250	2,276
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/27	2,120	2,151
					162,674
Washington (2.0%)
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	2.050%	2/3/25	9,495	9,495
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	2.450%	11/1/45	5,305	5,263
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/28	2,795	2,504
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/26	1,835	1,872
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,615	1,712
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/28	7,125	7,136
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	750	765
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/27	2,000	2,082
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/28	1,500	1,592
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	17,245	17,052

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	135
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	6,760	6,865
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,345	1,388
	King County Public Hospital District No. 1 GO	5.000%	12/1/30	1,000	1,028
	King County School District No. 409 Tahoma GO	5.000%	12/1/26	1,180	1,228
	King County School District No. 409 Tahoma GO	5.000%	12/1/27	1,750	1,855
	King County WA Sewer Revenue PUT	0.875%	1/1/26	2,825	2,748
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.480%	1/1/40	32,240	31,933
[5,10]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/26	500	516
	North Thurston Public Schools GO	5.000%	12/1/26	1,105	1,150
	North Thurston Public Schools GO	5.000%	12/1/27	1,000	1,060
	North Thurston Public Schools GO	5.000%	12/1/28	2,125	2,294
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,000	3,053
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,070	3,124
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	4,250	4,325
	Pierce County School District No. 343 GO	3.000%	12/1/30	495	476
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/25	3,625	3,631
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	665	681
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	840	877
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	875	929
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,613
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,150	4,208
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,162
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/29	1,730	1,730
	Seattle WA GO	4.000%	5/1/29	360	360
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.500%	5/1/45	9,025	8,890
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,014
[1]	Spokane County WA Airport Port, Airport & Marina Revenue TOB VRDO	2.400%	2/6/25	8,525	8,525
	Spokane WA GO	4.000%	12/1/29	1,535	1,535
	University of Washington College & University Revenue PUT	4.000%	8/1/27	13,075	13,293
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	5.000%	10/1/27	1,055	1,083
	Washington COP	5.000%	7/1/30	4,415	4,631
	Washington GO	5.000%	6/1/25	8,425	8,485
	Washington GO	5.000%	8/1/25	1,230	1,244
	Washington GO	4.000%	7/1/26	52,230	53,173
	Washington GO	5.000%	2/1/27	1,000	1,022
	Washington GO	5.000%	6/1/27	2,440	2,565
	Washington GO	4.000%	7/1/27	2,500	2,572
	Washington GO	5.000%	8/1/27	6,620	6,983
[12]	Washington GO	0.000%	12/1/27	3,625	3,323
	Washington GO	5.000%	2/1/28	3,000	3,000
[12]	Washington GO	0.000%	12/1/28	4,180	3,706
	Washington GO	5.000%	2/1/29	1,750	1,783
	Washington GO	5.000%	7/1/29	3,790	3,856
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	504
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	228
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	935	959
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	413
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,046
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	350	366
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,650	2,767
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	1,085	1,087
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,570	1,604
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	1,595	1,630
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	491
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	13,180	13,362
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/26	285	289
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	825	808
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/6/25	1,305	1,305
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,775	2,814
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/29	4,000	4,001
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	1,300	1,342
	Washington State University College & University Revenue	5.000%	4/1/27	1,160	1,212
	Washington State University College & University Revenue	5.000%	4/1/29	1,000	1,003

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State University College & University Revenue	5.000%	4/1/29	1,275	1,377
					303,284
West Virginia (0.2%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	462
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.750%	6/1/25	1,690	1,692
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	5,100	4,962
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	5,335	5,295
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	875	876
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,300	1,301
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	900	901
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/6/25	9,515	9,515
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue (Five Points Project) PUT	5.000%	3/1/26	2,300	2,344
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	1,157	1,195
					28,543
Wisconsin (2.5%)
[3]	Beloit School District GO	3.000%	4/1/30	405	386
	Brown County WI GO	2.750%	11/1/30	310	293
	Dane County WI GO	4.000%	6/1/26	12,245	12,443
	Dane County WI GO	4.000%	6/1/27	12,750	13,106
	Dane County WI GO	4.000%	6/1/28	13,275	13,773
	Dodge County WI GO	2.500%	8/1/30	765	711
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,533
	Greenfield WI GO	2.500%	3/1/30	525	491
	Hudson WI GO	3.000%	12/1/30	375	362
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,035
[3]	Milwaukee WI GO	5.000%	4/1/25	3,360	3,372
	Milwaukee WI GO	5.000%	4/1/25	3,045	3,056
	Milwaukee WI GO	4.000%	3/15/26	3,330	3,333
	Milwaukee WI GO	5.000%	4/1/26	1,000	1,022
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,617
[3]	Milwaukee WI GO	5.000%	4/1/26	1,355	1,384
[4]	Milwaukee WI GO	5.000%	12/1/26	3,750	3,876
[4]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,369
[3]	Milwaukee WI GO	5.000%	4/1/27	1,340	1,400
[4]	Milwaukee WI GO	5.000%	4/1/27	7,370	7,700
[4]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,525
[4]	Milwaukee WI GO	5.000%	12/1/27	3,755	3,971
	Milwaukee WI GO	5.000%	4/1/28	1,285	1,357
[4]	Milwaukee WI GO	5.000%	4/1/28	1,315	1,397
[4]	Milwaukee WI GO	5.000%	12/1/28	3,755	4,031
[3]	Monroe WI School District GO	5.000%	3/1/27	160	166
[3]	Monroe WI School District GO	5.000%	3/1/28	250	264
	Mount Pleasant WI GO	2.750%	5/1/30	360	342
	Onalaska WI GO	2.300%	10/1/30	355	324
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,049
	Platteville School District GO	3.000%	3/1/30	60	57
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/25	315	314
[1]	Public Finance Authority Charter School Aid Revenue	4.125%	6/15/29	340	334
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/30	305	305
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/25	235	235
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/25	425	426
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/26	245	246
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/27	435	440
	Public Finance Authority College & University Revenue	5.000%	4/1/28	1,025	1,045
	Public Finance Authority College & University Revenue	5.000%	4/1/29	1,155	1,183
	Public Finance Authority College & University Revenue	5.250%	10/1/29	1,825	1,870
	Public Finance Authority College & University Revenue	5.250%	10/1/30	1,925	1,968
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/28	3,910	3,979
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	12,010	12,012
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	460	462
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	865	864
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	451
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	695	687
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/25	365	369
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/27	290	302
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/28	380	401
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	3,500	3,552
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	15,265	15,271
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	8,873	8,806

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	11,933	11,793
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	545	547
	Sussex WI GO	3.000%	6/1/30	295	286
	Waukesha WI GO	2.000%	10/1/25	1,335	1,321
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,640
	West Bend WI GO	2.500%	3/1/30	570	533
[5]	Wisconsin GO	5.000%	5/1/26	12,040	12,364
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,230	1,232
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	695	694
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,095	1,096
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	1,800	1,791
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	7,870	8,309
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	400	408
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,500	2,503
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,020
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,315
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,635	2,699
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	9,125	9,357
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	2,000	2,041
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,930	3,009
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,000	4,291
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	2,935	3,145
[1,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.200%	2/3/25	12,800	12,800
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.450%	2/6/25	8,200	8,200
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,418
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	2.430%	8/15/54	7,340	7,251
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/29	410	406
[1]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/27	3,500	3,566
[1]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue TOB VRDO	2.280%	2/6/25	6,915	6,915
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	1,375	1,363
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	23,520	23,527
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	9,735	9,744
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,810	1,816
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/28	12,500	12,477
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/26	1,031	1,056
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/26	7,500	7,737
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/27	1,625	1,679
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	34,797	35,703
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.250%	2/6/25	7,080	7,080
					372,399
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/25	750	755
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/28	700	742
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	106
					1,603
Total Tax-Exempt Municipal Bonds (Cost $14,668,170)					14,679,155

Vanguard® Ultra-Short-Term Tax-Exempt Fund
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.5%)
Investment Company (3.5%)
[16]	Vanguard Municipal Low Duration Fund (Cost $520,561)	2.123%	52,056,138	520,561
Total Investments (101.9%) (Cost $15,188,731)				15,199,716
Other Assets and Liabilities—Net (-1.9%)				(283,403)
Net Assets (100%)				14,916,313
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $1,613,541,000, representing 10.8% of net assets.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2025.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Ultra-Short-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,679,155	—	14,679,155
Temporary Cash Investments	520,561	—	—	520,561
Total	520,561	14,679,155	—	15,199,716